Investment Risks	May 01, 2026
VanEck Agribusiness ETF | Agriculture Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Agriculture Companies Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the agriculture companies. Economic forces affecting agricultural companies and related industries, including forces affecting the agricultural commodity prices, labor costs, and energy and financial markets, could adversely affect the Fund’s portfolio companies and thus, the Fund’s financial situation and profitability. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. In addition, these companies are also subject to risks associated with cyclicality of revenues and earnings, currency fluctuations, changing consumer tastes, extensive competition, consolidation, and excess capacity. In addition, agriculture companies must comply with a broad range of environmental health, food safety and worker safety laws and regulations which could adversely affect the Fund. Additional or more stringent environmental and food safety laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of the agriculture companies.
VanEck Agribusiness ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Agribusiness ETF | Consumer Staples Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Staples Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer staples sector. The consumer staples sector comprises companies whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food and beverages and producers of non-durable household goods and personal products. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.
VanEck Agribusiness ETF | Health Care Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Health Care Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the health care sector. Companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.
VanEck Agribusiness ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets.
The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Agribusiness ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Agribusiness ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Agribusiness ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Agribusiness ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Agribusiness ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Agribusiness ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Agribusiness ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Agribusiness ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Agribusiness ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Agribusiness ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Agribusiness ETF | Special Risk Considerations Of Investing In Asian Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.
VanEck Agribusiness ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Agribusiness ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Agribusiness ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck Agribusiness ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Agribusiness ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Agribusiness ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Agribusiness ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Agribusiness ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Agribusiness ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Agribusiness ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Agribusiness ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Agribusiness ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Agribusiness ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Agribusiness ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Agribusiness ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Agribusiness ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Copper and Electrification Metals ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Copper and Electrification Metals ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Copper and Electrification Metals ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the
Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Copper and Electrification Metals ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the
Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Copper and Electrification Metals ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Copper and Electrification Metals ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Copper and Electrification Metals ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Copper and Electrification Metals ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Copper and Electrification Metals ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Copper and Electrification Metals ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Copper and Electrification Metals ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Copper and Electrification Metals ETF | Special Risk Considerations Of Investing In Asian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.

VanEck Copper and Electrification Metals ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Copper and Electrification Metals ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck Copper and Electrification Metals ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Copper and Electrification Metals ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Copper and Electrification Metals ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Copper and Electrification Metals ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Copper and Electrification Metals ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Copper and Electrification Metals ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Copper and Electrification Metals ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Copper and Electrification Metals ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Copper and Electrification Metals ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Copper and Electrification Metals ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Copper and Electrification Metals ETF | Electrification Metals Risk Member
Prospectus [Line Items]
Risk [Text Block]
Electrification Metals Risk. Investments in companies involved in the production, refining, processing and recycling of electrification metals are subject to a variety of risks. Under certain market conditions, the Fund may underperform as compared to funds that invest in a broader range of investments. The value of electrification metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal (including the availability of substitutes and disruptions in the supply chain), environmental or labor costs, political, legal, financial, accounting and tax matters and other events beyond the Fund’s control. In addition, some companies that rely on electrification metals may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. Further, the principal supplies of electrification metals may be concentrated in a small number of countries and regions. There may be significant differences in interpretations of what is considered an “electrification” metal, and the definition used by the Index Provider may differ with those used by other investors, investment advisers or index providers. The sector in which such companies operate may also have challenges such as a limited number of issuers and limited liquidity in the market, which may adversely affect the Fund.

VanEck Copper and Electrification Metals ETF | Clean Energy Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Clean Energy Companies Risk. Companies involved with electrification metals may be dependent upon renewable and alternative energy companies. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence, short product cycles, stricter government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

VanEck Copper and Electrification Metals ETF | Mining Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mining Industry Risk. Investments in mining companies may be speculative. Competitive pressures may have a significant effect on the financial condition of such companies. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of gold, silver bullion, copper, steel or rare earth/strategic metals would particularly adversely affect the profitability of small- and medium-capitalization mining companies and their ability to secure financing. Furthermore, companies that are only in the exploration stage are typically unable to adopt specific strategies for controlling the impact of such price changes. In addition, many early stage miners operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an early stage mining company than for a more established counterpart. Production and cost estimates of mining companies are dependent on many factors including, but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping.
VanEck Copper and Electrification Metals ETF | Regulatory Action And Changes In Governments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Action and Changes in Governments Risk. The producing, refining and recycling of rare earth/strategic metals will be significantly affected by regulatory action and changes in governments. Actions by countries essential to the producing, refining and recycling of rare earth/strategic metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

VanEck Copper and Electrification Metals ETF | Rare Earth And Strategic Metals Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rare Earth and Strategic Metals Companies Risk. Rare earth/strategic metals are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses and are often more difficult to extract. Rare earth metals (or rare earth elements), a subset of strategic metals, are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for strategic metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the producing, refining and recycling of rare earth/strategic metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth/strategic metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The producing, refining and recycling of rare earth/strategic metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth/strategic metals are rising. In addition, companies involved in the various activities that are related to the producing, refining and recycling of rare earth/strategic metals may be at risk for environmental damage claims.

VanEck Copper and Electrification Metals ETF | Special Risk Considerations Of Investing In Australian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Australian Issuers. Investments in securities of Australian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also dependent on trading with key trading partners.

VanEck Copper and Electrification Metals ETF | Special Risk Considerations Of Investing In Chinese Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Chinese Issuers. Investments in securities of Chinese issuers, including issuers outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in U.S securities. These risks include among others (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers, (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) market volatility caused by any potential regional or territorial conflicts or natural or other disasters, and (x) the risk of increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations. Certain securities are, or may in the future become restricted, and the Fund may be forced to sell such securities and incur a loss as a result. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.
The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial adverse effect on the Chinese economy and the Fund’s investments.
The Chinese economy is export-driven and highly reliant on trade, and much of China’s growth in recent years has been the result of focused investments in economic sectors intended to produce goods and services for export purposes. The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency revaluation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. International trade tensions involving China and its trading counterparties may arise from time to time which can result in trade tariffs, embargoes, sanctions, investment restrictions, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund.

VanEck Copper and Electrification Metals ETF | Special Risk Considerations Of Investing In South African Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in South African Issuers. Investments in securities of South African issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. South Africa’s economy exhibits characteristics of both a developed country and a developing country and has historically experienced extremely uneven distribution of wealth and income and high rates of unemployment. This may cause civil and social unrest, which could adversely impact the South African economy. Although economic reforms such as privatization have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. The securities markets in South Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. In addition, South Africa’s currency has at times been at risk of devaluation due to inadequate foreign currency reserve. While economic reforms have been enacted in recent periods, there can be no assurance that these reforms will achieve the intended results. Furthermore, adverse social and economic conditions in a neighboring country may have a significant adverse effect on South Africa. Additionally, the agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets. Any resurgence in power outages due to the aging infrastructure and policy challenges in the energy sector could disrupt businesses and hinder economic growth. Furthermore, the implementation of land reform policies, particularly those involving expropriation without compensation, creates legal and economic uncertainty for investors, potentially deterring capital inflows and impacting sectors reliant on land. South Africa is located in a part of the world that has historically been prone to natural disasters, such as droughts, and is economically sensitive to environmental events. Any such event may adversely impact South Africa’s economy or business operations of companies in South Africa, causing an adverse impact on the value of the Fund.

VanEck Copper and Electrification Metals ETF | Special Risk Considerations Of Investing In Canadian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Canadian Issuers. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Fund’s Shares. The imposition of additional tariffs by the U.S. may have implications for the trade arrangements between the U.S. and Canada, which could negatively affect the value of securities held by the Fund. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to pursue its investment objective.

VanEck Copper and Electrification Metals ETF | Special Risk Considerations Of Investing In Latin American Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in Latin American Issuers. Investments in securities of Latin American issuers involve special considerations not typically associated with investments in securities of issuers located in the United States. The economies of certain Latin American countries have, at times, experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. The economies of Latin American countries are heavily dependent on trading relationships with key trading partners, including the U.S., Europe, Asia, and other Latin American countries. Adverse economic events in one country may have a significant adverse effect on other countries of this region.
Most Latin American countries have experienced severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many Latin American countries has lessened, there is no guarantee it will remain at lower levels.
The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption in securities markets in the region.
The economies of Latin American countries are generally considered emerging markets and can be significantly affected by currency devaluations. Certain Latin American countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.
Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and a rescheduling of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

VanEck Copper and Electrification Metals ETF | Stock Connect Risk Member
Prospectus [Line Items]
Risk [Text Block]
Stock Connect Risk. The Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through Stock Connect, or on such other stock exchanges that participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily and aggregate market-wide trading volume and market cap quotas that limit the maximum daily net purchases on any particular day by Hong Kong investors (and foreign investors trading through Hong Kong) trading mainland Chinese listed securities and mainland Chinese investors trading Hong Kong listed securities, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. The daily quota is not specific to the Fund and is utilized on a first-come-first-serve basis. As such, buy orders via the Stock Connect Programs could be rejected once the daily quota is exceeded. The daily quota may thereby restrict the Fund's ability to invest through Stock Connect Programs on a timely basis, which could affect the Fund's ability to effectively pursue its investment strategy. The daily quota is also subject to change. It is possible for securities eligible to be purchased via the Stock Connect Program to lose such designation, which could impact the Fund's ability to pursue its investment strategy. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the People's Republic of China ("PRC"), which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited, Hong Kong’s clearing entity, at the China Securities Depository and Clearing Corporation. The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with China Securities Depository and Clearing Corporation and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on Hong Kong Securities Clearing Company Limited’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. PRC law did not historically recognize the concept of beneficial ownership; while PRC regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in the PRC by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Stock Connect is only available on days when markets in both the PRC and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Additionally, restrictions on the timing of permitted trading activity in A-shares, including the imposition of local holidays in either Hong Kong or Mainland China and restrictions on purchasing and selling the same security on the same day, may subject the Fund to the risk of price fluctuations of A-shares at times when the Fund is unable to add to or exit its position. Since the inception of Stock Connect, foreign investors (including the Fund) investing in A-shares through Stock Connect have been temporarily exempt from the PRC corporate income tax and value-added tax on the gains on disposal of such A-shares. Dividends are subject to PRC corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Aside from these temporary measures, uncertainties in permanent PRC tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund.
The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. The effect of the introduction of large numbers of foreign investors on the market for trading Chinese-listed securities is not well understood. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns. The securities regimes and legal systems of China and Hong Kong differ significantly, and issues may arise based on these differences. Any changes in law, regulations and policies applicable to Stock Connect may affect A-share prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.

VanEck Copper and Electrification Metals ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Copper and Electrification Metals ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Copper and Electrification Metals ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Gold Miners ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Gold Miners ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United
Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Gold Miners ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Gold Miners ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United
Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Gold Miners ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Gold Miners ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Gold Miners ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Gold Miners ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Gold Miners ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Gold Miners ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Gold Miners ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Gold Miners ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Gold Miners ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Gold Miners ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Gold Miners ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Gold Miners ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Gold Miners ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Gold Miners ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Gold Miners ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Gold Miners ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle.
The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Gold Miners ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Gold Miners ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Gold Miners ETF | Special Risk Considerations Of Investing In Canadian Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in Canadian Issuers. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Fund’s Shares. The imposition of additional tariffs by the U.S. may have implications for the trade arrangements between the U.S. and Canada, which could negatively affect the value of securities held by the Fund. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to pursue its investment objective.
VanEck Gold Miners ETF | Gold And Silver Mining Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Gold and Silver Mining Companies Risk. The Fund invests in stocks and depositary receipts of U.S. and foreign companies that are involved in the gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals (including fabricator demand). Additionally, increased environmental or labor costs may depress the value of metal investments.
VanEck Gold Miners ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Gold Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Junior Gold Miners ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Junior Gold Miners ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Junior Gold Miners ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Junior Gold Miners ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Junior Gold Miners ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Junior Gold Miners ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Junior Gold Miners ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Junior Gold Miners ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Junior Gold Miners ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Junior Gold Miners ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Junior Gold Miners ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Junior Gold Miners ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Junior Gold Miners ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Junior Gold Miners ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Junior Gold Miners ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Junior Gold Miners ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Junior Gold Miners ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Junior Gold Miners ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Junior Gold Miners ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Junior Gold Miners ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Junior Gold Miners ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Junior Gold Miners ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Junior Gold Miners ETF | Special Risk Considerations Of Investing In Australian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Australian Issuers. Investments in securities of Australian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also dependent on trading with key trading partners.

VanEck Junior Gold Miners ETF | Special Risk Considerations Of Investing In Canadian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Canadian Issuers. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Fund’s Shares. The imposition of additional tariffs by the U.S. may have implications for the trade arrangements between the U.S. and Canada, which could negatively affect the value of securities held by the Fund. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to pursue its investment objective.

VanEck Junior Gold Miners ETF | Gold And Silver Mining Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Gold and Silver Mining Companies Risk. The Fund invests in stocks and depositary receipts of U.S. and foreign companies that are involved in the gold mining and silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold bullion and silver bullion, respectively, but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals (including fabricator demand). Additionally, increased environmental or labor costs may depress the value of metal investments.
VanEck Junior Gold Miners ETF | Micro-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell those securities.

VanEck Junior Gold Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Junior Gold Miners ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Junior Gold Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Low Carbon Energy ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Low Carbon Energy ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Low Carbon Energy ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Low Carbon Energy ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Low Carbon Energy ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Low Carbon Energy ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Low Carbon Energy ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Low Carbon Energy ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Low Carbon Energy ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Low Carbon Energy ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Low Carbon Energy ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Low Carbon Energy ETF | Special Risk Considerations Of Investing In Asian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.

VanEck Low Carbon Energy ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Low Carbon Energy ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Low Carbon Energy ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck Low Carbon Energy ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk.The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Low Carbon Energy ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Low Carbon Energy ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Low Carbon Energy ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Low Carbon Energy ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Low Carbon Energy ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Low Carbon Energy ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Low Carbon Energy ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Low Carbon Energy ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Low Carbon Energy ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Low Carbon Energy ETF | Special Risk Considerations Of Investing In Chinese Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Chinese Issuers. Investments in securities of Chinese issuers, including issuers outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in U.S securities. These risks include among others (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers, (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) market volatility caused by any potential regional or territorial conflicts or natural or other disasters, and (x) the risk of increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations. Certain securities are, or may in the future become restricted, and the Fund may be forced to sell such securities and incur a loss as a result. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.
The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial adverse effect on the Chinese economy and the Fund’s investments.
The Chinese economy is export-driven and highly reliant on trade, and much of China’s growth in recent years has been the result of focused investments in economic sectors intended to produce goods and services for export purposes. The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency revaluation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. International trade tensions involving China and its trading counterparties may arise from time to time which can result in trade tariffs, embargoes, sanctions, investment restrictions, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund.

VanEck Low Carbon Energy ETF | Low Carbon Energy Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Low Carbon Energy Companies Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of low carbon (i.e., renewable) energy companies. Low carbon energy refers to the generation of power through environmentally friendly sources that can replace or supplement traditional fossil-fuel sources and that may reduce the global carbon footprint. It includes power derived principally from bio fuels (such as ethanol), wind, solar, hydro and geothermal sources and also includes the various technologies that support the production, use and storage of these sources.
Renewable energy companies may be significantly affected by the competition from new and existing market entrants, obsolescence of technology, short product cycles, production spending, varying prices and profits, commodity price volatility, changes in exchange rates, imposition of import controls, depletion of resources, seasonal weather conditions, technological developments and general economic conditions, market sentiment, fluctuations in energy prices and supply and demand of renewable energy fuels, fluctuations in the price of oil and gas, energy conservation efforts, the success of exploration projects, tax and other government regulations (such as incentives and subsidies) and international political events. Additionally, adverse weather conditions may cause fluctuations in renewable energy generation and adversely affect the cash flows associated with these assets.
Further, renewable energy companies may be subject to risks associated with hazardous materials and can be significantly and adversely affected by legislation resulting in more strict government regulations and enforcement policies and specific expenditures for environmental cleanup efforts. There are also risks associated with a failure to enforce environmental law. If the government reduces environmental regulations or their enforcement, companies that produce products designed to provide a clean environment are less likely to prosper. Renewable energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value renewable energy companies have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to further increase the volatility of certain renewable and transitional energy company share prices. If government subsidies and incentives for renewable energy sources are reduced or eliminated, the demand for renewable energy may decline and cause corresponding declines in the revenues and profits of renewable energy companies. In addition, changes in U.S., European and other governments’ policies towards renewable energy technology also may have an adverse effect on the Fund’s performance. Furthermore, the Fund may invest in the shares of companies with a limited operating history, some of which may never have operated profitably. Investment in young companies with a short operating history is generally riskier than investing in companies with a longer operating history. The Fund will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different or more established industries.

VanEck Low Carbon Energy ETF | Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

VanEck Low Carbon Energy ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Low Carbon Energy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Low Carbon Energy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Low Carbon Energy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Natural Resources ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Natural Resources ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Natural Resources ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Natural Resources ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Natural Resources ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe.
Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Natural Resources ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk.The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Natural Resources ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Natural Resources ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Natural Resources ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Natural Resources ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Natural Resources ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Natural Resources ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Natural Resources ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Natural Resources ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Natural Resources ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Natural Resources ETF | Special Risk Considerations Of Investing In Canadian Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in Canadian Issuers. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Fund’s Shares. The imposition of additional tariffs by the U.S. may have implications for the trade arrangements between the U.S. and Canada, which could negatively affect the value of securities held by the Fund. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to pursue its investment objective.
VanEck Natural Resources ETF | Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

VanEck Natural Resources ETF | Natural Resources Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Natural Resources Companies Risk. Investments in natural resources and natural resources companies, which include companies engaged in agriculture, alternatives, industrial metals, energy, forest and paper products, precious metals and renewable energy, can be significantly affected by events relating to these industries, including international, political, and economic developments, embargoes, tariffs and other restrictions on trade, sanctions, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply of and demand for natural resources, global events, such as war, military conflict and geopolitical disputes, and other factors. The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in these industries may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s portfolio companies.

VanEck Natural Resources ETF | Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.
The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, the Organization of Petroleum Exporting Countries ("OPEC") policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which the Fund may invest.
Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. Companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets.
Companies in the energy sector may also be adversely affected by changes in exchange rates, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely comprised of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
A downturn in the energy sector, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector.

VanEck Natural Resources ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Natural Resources ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Oil Refiners ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Oil Refiners ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Oil Refiners ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Oil Refiners ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Oil Refiners ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Oil Refiners ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Oil Refiners ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Oil Refiners ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Oil Refiners ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Oil Refiners ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Oil Refiners ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Oil Refiners ETF | Special Risk Considerations Of Investing In Asian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.

VanEck Oil Refiners ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Oil Refiners ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck Oil Refiners ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Oil Refiners ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Oil Refiners ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Oil Refiners ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Oil Refiners ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Oil Refiners ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Oil Refiners ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Oil Refiners ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Oil Refiners ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Oil Refiners ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Oil Refiners ETF | Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.
The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, the Organization of Petroleum Exporting Countries ("OPEC") policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which the Fund may invest.
Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. Companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets.
Companies in the energy sector may also be adversely affected by changes in exchange rates, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely comprised of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
A downturn in the energy sector, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector.

VanEck Oil Refiners ETF | Oil Refining Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Oil Refining Companies Risk. The profitability of oil refining companies is related to supply and demand of all sources of energy. The price of energy, the earnings of oil refining companies, and the value of such companies’ securities, are subject to significant volatility. Additionally, the price of oil may experience significant volatility, which may materially impact oil refining companies. Such companies are also subject to risks of natural declines in the production of oil and natural gas fields (which utilize their gathering and processing facilities as a way to market their production), prolonged declines in the price of natural gas or crude oil (which curtails drilling activity and therefore production) and declines in the prices of natural gas liquids and refined petroleum products (which cause lower processing margins). Changes in commodity prices, exploration and production spending, interest rates and exchange rates, government regulation, the imposition of import controls, world events, negative perception, depletion of resources, development of alternative energy sources, technological developments, labor relations and general economic conditions, as well as market, economic and political risks of the countries where oil refining companies are located or do business, fluctuations caused by events relating to international politics, including political instability, expropriation, social unrest and acts of war, acts of terrorism, economic sanctions, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Changes to U.S. trading policies could cause friction with certain oil-producing countries and between the governments of the United States and other major exporters of oil to the United States.
Oil refining companies are also subject to risks related to environmental damage, injury to persons and loss of life or the destruction of property, any of which could expose such companies to the risk of litigation, clean-up or other remedial costs and disruption of operations. Additionally, oil refining companies are vulnerable to disruptions in operations, including those due to weather-related events such as hurricanes and transportation-related disruptions that may affect the flow of oil to the oil refining companies. Oil refining companies operate in a highly competitive and cyclical industry, with intense price competition. The operations of oil refineries are subject to stringent and complex federal, state and local environmental laws and regulations. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on companies in which the Fund invests. On the other hand, even regulatory changes such as the implementation of policies with less stringent environmental protection standards and those geared away from sustainable energy development could lead to fluctuations in supply, demand and prices of oil and gas. Moreover, failure to comply with any such requirements could have a material adverse effect on a company, and there can be no assurance that companies will at all times comply with all applicable environmental laws, regulations and permit requirements. A significant portion of an oil refining company’s revenues may depend on a relatively small number of customers, including governmental entities and utilities.

VanEck Oil Refiners ETF | Special Risk Considerations Of Investing In Japanese Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Japanese Issuers. Investments in securities of Japanese issuers, including issuers located outside of Japan that generate significant revenues from Japan, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may continue to remain low. Its economy depends heavily on international trade and government policy supporting its export market. The risks of investing in the securities of Japanese issuers include lack of natural resources, fluctuations or shortages in the commodity markets, new trade regulations, decreasing U.S. imports and changes in the U.S. dollar exchange rates. Other risks to Japan’s economic growth and competitiveness include significant public debt and deficits as well as labor shortages due to an aging and declining population. Japan’s economy and equity market also share a strong correlation with U.S. markets and the Japanese economy may be affected by economic problems in the U.S. Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Additionally, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea could have a severe adverse effect on Japan’s economy. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy. In addition, such disasters, and the resulting damage, could impair the long-term ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted.
Because the Fund’s assets may be invested primarily in securities of Japanese issuers, a significant portion of its assets may be denominated in Japanese yen. The Fund’s exposure to the Japanese yen and changes in value of the Japanese yen versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and Japanese yen.

VanEck Oil Refiners ETF | Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Medium-Capitalization Companies Risk. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

VanEck Oil Refiners ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund may cause the value of its securities to decline.

VanEck Oil Refiners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Oil Refiners ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Oil Refiners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Oil Services ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Oil Services ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Oil Services ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Oil Services ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Oil Services ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Oil Services ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Oil Services ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Oil Services ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Oil Services ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Oil Services ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Oil Services ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Oil Services ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Oil Services ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Oil Services ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund may cause the value of its securities to decline.

VanEck Oil Services ETF | Oil Services Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Oil Services Companies Risk. The profitability of oil services companies is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of energy, the earnings of oil services companies, and the value of such companies’ securities are subject to significant volatility. Oil services companies are also subject to risks of changes in exchange rates and the price of oil and gas, changes in prices for competitive energy services, changes in the global supply of and demand for oil and gas, the imposition of import controls, world events, actions of OPEC, negative perception and publicity, depletion of resources and general economic conditions, development of alternative energy sources, energy conservation efforts, technological developments and labor relations, as well as market, economic, social and political risks of the countries where oil services companies are located or do business. Oil services companies operate in a highly competitive and cyclical industry, with intense price competition.
Oil services companies are exposed to significant and numerous operating hazards. Oil services companies can be significantly affected by natural disasters and adverse weather conditions in the regions in which they operate. The revenues of oil services companies may be negatively impacted by contract termination and renegotiation.
Oil services companies are subject to, and may be adversely affected by, extensive federal, state, local and foreign laws, rules and regulations. Oil services companies may also be adversely affected by environmental damage claims and other types of litigation. Changes to environmental protection laws, including the implementation of policies with less stringent environmental protection standards and those geared away from sustainable energy development, could lead to fluctuations in supply, demand and prices of oil and gas. The international operations of oil services companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in interest rates, changes in foreign regulations and other risks inherent to international business. Additionally, changes to U.S. trading policies could cause friction with certain oil producing countries and between the governments of the United States and other major exporters of oil to the United States. Some oil services companies are engaged in other lines of business unrelated to oil services, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional oil services activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

VanEck Oil Services ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Oil Services ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Oil Services ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Rare Earth and Strategic Metals ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Rare Earth and Strategic Metals ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Rare Earth and Strategic Metals ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Rare Earth and Strategic Metals ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Rare Earth and Strategic Metals ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Rare Earth and Strategic Metals ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Rare Earth and Strategic Metals ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Rare Earth and Strategic Metals ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Rare Earth and Strategic Metals ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Rare Earth and Strategic Metals ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Rare Earth and Strategic Metals ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Rare Earth and Strategic Metals ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Rare Earth and Strategic Metals ETF | Special Risk Considerations Of Investing In Asian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.

VanEck Rare Earth and Strategic Metals ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Rare Earth and Strategic Metals ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck Rare Earth and Strategic Metals ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk.The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Rare Earth and Strategic Metals ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Rare Earth and Strategic Metals ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Rare Earth and Strategic Metals ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Rare Earth and Strategic Metals ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Rare Earth and Strategic Metals ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Rare Earth and Strategic Metals ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Rare Earth and Strategic Metals ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Rare Earth and Strategic Metals ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Rare Earth and Strategic Metals ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Rare Earth and Strategic Metals ETF | Regulatory Action And Changes In Governments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Action and Changes in Governments Risk. The producing, refining and recycling of rare earth/strategic metals will be significantly affected by regulatory action and changes in governments. Actions by countries essential to the producing, refining and recycling of rare earth/strategic metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

VanEck Rare Earth and Strategic Metals ETF | Rare Earth And Strategic Metals Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rare Earth and Strategic Metals Companies Risk. Rare earth/strategic metals are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses and are often more difficult to extract. Rare earth metals (or rare earth elements), a subset of strategic metals, are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for strategic metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the producing, refining and recycling of rare earth/strategic metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth/strategic metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The producing, refining and recycling of rare earth/strategic metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth/strategic metals are rising. In addition, companies involved in the various activities that are related to the producing, refining and recycling of rare earth/strategic metals may be at risk for environmental damage claims.

VanEck Rare Earth and Strategic Metals ETF | Special Risk Considerations Of Investing In Australian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Australian Issuers. Investments in securities of Australian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also dependent on trading with key trading partners.

VanEck Rare Earth and Strategic Metals ETF | Special Risk Considerations Of Investing In Chinese Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Chinese Issuers. Investments in securities of Chinese issuers, including issuers outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in U.S securities. These risks include among others (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers, (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) market volatility caused by any potential regional or territorial conflicts or natural or other disasters, and (x) the risk of increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations. Certain securities are, or may in the future become restricted, and the Fund may be forced to sell such securities and incur a loss as a result. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.
The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial adverse effect on the Chinese economy and the Fund’s investments.
The Chinese economy is export-driven and highly reliant on trade, and much of China’s growth in recent years has been the result of focused investments in economic sectors intended to produce goods and services for export purposes. The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency revaluation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. International trade tensions involving China and its trading counterparties may arise from time to time which can result in trade tariffs, embargoes, sanctions, investment restrictions, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund.

VanEck Rare Earth and Strategic Metals ETF | Special Risk Considerations Of Investing In Canadian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Canadian Issuers. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Fund’s Shares. The imposition of additional tariffs by the U.S. may have implications for the trade arrangements between the U.S. and Canada, which could negatively affect the value of securities held by the Fund. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to pursue its investment objective.
VanEck Rare Earth and Strategic Metals ETF | Stock Connect Risk Member
Prospectus [Line Items]
Risk [Text Block]
Stock Connect Risk. The Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through Stock Connect, or on such other stock exchanges that participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily and aggregate market-wide trading volume and market cap quotas that limit the maximum daily net purchases on any particular day by Hong Kong investors (and foreign investors trading through Hong Kong) trading mainland Chinese listed securities and mainland Chinese investors trading Hong Kong listed securities, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. The daily quota is not specific to the Fund and is utilized on a first-come-first-serve basis. As such, buy orders via the Stock Connect Programs could be rejected once the daily quota is exceeded. The daily quota may thereby restrict the Fund's ability to invest through Stock Connect Programs on a timely basis, which could affect the Fund's ability to effectively pursue its investment strategy. The daily quota is also subject to change. It is possible for securities eligible to be purchased via the Stock Connect Program to lose such designation, which could impact the Fund's ability to pursue its investment strategy. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the People's Republic of China ("PRC"), which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited, Hong Kong’s clearing entity, at the China Securities Depository and Clearing Corporation. The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with China Securities Depository and Clearing Corporation and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on Hong Kong Securities Clearing Company Limited’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. PRC law did not historically recognize the concept of beneficial ownership; while PRC regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in the PRC by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Stock Connect is only available on days when markets in both the PRC and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Additionally, restrictions on the timing of permitted trading activity in A-shares, including the imposition of local holidays in either Hong Kong or Mainland China and restrictions on purchasing and selling the same security on the same day, may subject the Fund to the risk of price fluctuations of A-shares at times when the Fund is unable to add to or exit its position. Since the inception of Stock Connect, foreign investors (including the Fund) investing in A-shares through Stock Connect have been temporarily exempt from the PRC corporate income tax and value-added tax on the gains on disposal of such A-shares. Dividends are subject to PRC corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Aside from these temporary measures, uncertainties in permanent PRC tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund.
The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. The effect of the introduction of large numbers of foreign investors on the market for trading Chinese-listed securities is not well understood. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns. The securities regimes and legal systems of China and Hong Kong differ significantly, and issues may arise based on these differences. Any changes in law, regulations and policies applicable to Stock Connect may affect A-share prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.

VanEck Rare Earth and Strategic Metals ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund may cause the value of its securities to decline.

VanEck Rare Earth and Strategic Metals ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Rare Earth and Strategic Metals ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Rare Earth and Strategic Metals ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Steel ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Steel ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Steel ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Steel ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Steel ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Steel ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Steel ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Steel ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Steel ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Steel ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Steel ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Steel ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Steel ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck Steel ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Steel ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck Steel ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Steel ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Steel ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Steel ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Steel ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Steel ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Steel ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Steel ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Steel ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Steel ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Steel ETF | Mining Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mining Industry Risk. Investments in mining companies may be speculative. Competitive pressures may have a significant effect on the financial condition of such companies. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of gold, silver bullion, copper, steel or rare earth/strategic metals would particularly adversely affect the profitability of small- and medium-capitalization mining companies and their ability to secure financing. Furthermore, companies that are only in the exploration stage are typically unable to adopt specific strategies for controlling the impact of such price changes. In addition, many early stage miners operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an early stage mining company than for a more established counterpart. Production and cost estimates of mining companies are dependent on many factors including, but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping.
VanEck Steel ETF | Special Risk Considerations Of Investing In Australian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Australian Issuers. Investments in securities of Australian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also dependent on trading with key trading partners.

VanEck Steel ETF | Special Risk Considerations Of Investing In Japanese Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Japanese Issuers. Investments in securities of Japanese issuers, including issuers located outside of Japan that generate significant revenues from Japan, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may continue to remain low. Its economy depends heavily on international trade and government policy supporting its export market. The risks of investing in the securities of Japanese issuers include lack of natural resources, fluctuations or shortages in the commodity markets, new trade regulations, decreasing U.S. imports and changes in the U.S. dollar exchange rates. Other risks to Japan’s economic growth and competitiveness include significant public debt and deficits as well as labor shortages due to an aging and declining population. Japan’s economy and equity market also share a strong correlation with U.S. markets and the Japanese economy may be affected by economic problems in the U.S. Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Additionally, escalated tensions involving
North Korea and any outbreak of hostilities involving North Korea could have a severe adverse effect on Japan’s economy. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy. In addition, such disasters, and the resulting damage, could impair the long-term ability of issuers in which the Fund invests to conduct their businesses in the manner normally conducted.
Because the Fund’s assets may be invested primarily in securities of Japanese issuers, a significant portion of its assets may be denominated in Japanese yen. The Fund’s exposure to the Japanese yen and changes in value of the Japanese yen versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and Japanese yen.

VanEck Steel ETF | Steel Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Steel Companies Risk. Competitive pressures may have a significant effect on the financial condition of steel companies. Also, these companies are highly dependent on the price of steel. Steel prices may fluctuate substantially over short periods of time, so the Fund’s Share price may be more volatile than other types of investments. These companies are also affected by changes in government regulation, tariffs and trade disputes, world events and economic conditions. Steel companies may benefit from government subsidies or certain trade protections. If those subsidies or trade protections are reduced or removed, the profits of steel companies may be affected, potentially drastically. In addition, these companies are at risk for environmental damage claims.

VanEck Steel ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. The Fund may invest in large-capitalization companies and, therefore will be subject to certain risks associated with large-capitalization companies. Securities of large-capitalization companies could fall out of favor with the market and underperform securities of small- or medium-capitalization companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

VanEck Steel ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio investments, which will result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the investments and on reinvestment in other investments. High portfolio turnover may also result in higher taxes when Fund Shares are held in a taxable account. The effects of high portfolio turnover may adversely affect Fund performance.

VanEck Steel ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Steel ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Steel ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck® Uranium and Nuclear ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck® Uranium and Nuclear ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited
VanEck® Uranium and Nuclear ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck® Uranium and Nuclear ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck® Uranium and Nuclear ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck® Uranium and Nuclear ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck® Uranium and Nuclear ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck® Uranium and Nuclear ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck® Uranium and Nuclear ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]	Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited
VanEck® Uranium and Nuclear ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck® Uranium and Nuclear ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck® Uranium and Nuclear ETF | Special Risk Considerations Of Investing In Asian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.

VanEck® Uranium and Nuclear ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck® Uranium and Nuclear ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck® Uranium and Nuclear ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck® Uranium and Nuclear ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck® Uranium and Nuclear ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck® Uranium and Nuclear ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck® Uranium and Nuclear ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck® Uranium and Nuclear ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck® Uranium and Nuclear ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck® Uranium and Nuclear ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck® Uranium and Nuclear ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck® Uranium and Nuclear ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck® Uranium and Nuclear ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck® Uranium and Nuclear ETF | Special Risk Considerations Of Investing In Canadian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Canadian Issuers. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Fund’s Shares. The imposition of additional tariffs by the U.S. may have implications for the trade arrangements between the U.S. and Canada, which could negatively affect the value of securities held by the Fund. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to pursue its investment objective.

VanEck® Uranium and Nuclear ETF | Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

VanEck® Uranium and Nuclear ETF | Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.
The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, the Organization of Petroleum Exporting Countries ("OPEC") policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which the Fund may invest.
Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. Companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets.
Companies in the energy sector may also be adversely affected by changes in exchange rates, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely comprised of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
A downturn in the energy sector, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector.

VanEck® Uranium and Nuclear ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund may cause the value of its securities to decline.

VanEck® Uranium and Nuclear ETF | Nuclear Energy Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Nuclear Energy Companies Risk. Nuclear energy companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, nuclear energy companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.
Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations (terrorist threats in particular). These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on the Fund’s portfolio companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate.
Uranium prices are subject to fluctuation. The price of uranium may be affected by numerous factors beyond the Fund’s control. Such factors include the demand for nuclear power, political and economic conditions in uranium producing and consuming countries, uranium supply from secondary sources and uranium production levels and costs of production. In addition, the prices of crude oil, natural gas and electricity produced from traditional hydro power and possibly other undiscovered energy sources could potentially have a negative impact on the competitiveness of nuclear energy companies in which the Fund invests.

VanEck® Uranium and Nuclear ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck® Uranium and Nuclear ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck® Uranium and Nuclear ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Africa Index ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Africa Index ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Africa Index ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Africa Index ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Africa Index ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck Africa Index ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk.The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Africa Index ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Africa Index ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Africa Index ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Africa Index ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Africa Index ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Africa Index ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Africa Index ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Africa Index ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Africa Index ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Africa Index ETF | Special Risk Considerations Of Investing In South African Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in South African Issuers. Investments in securities of South African issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. South Africa’s economy exhibits characteristics of both a developed country and a developing country and has historically experienced extremely uneven distribution of wealth and income and high rates of unemployment. This may cause civil and social unrest, which could adversely impact the South African economy. Although economic reforms such as privatization have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. The securities markets in South Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. In addition, South Africa’s currency has at times been at risk of devaluation due to inadequate foreign currency reserve. While economic reforms have been enacted in recent periods, there can be no assurance that these reforms will achieve the intended results. Furthermore, adverse social and economic conditions in a neighboring country may have a significant adverse effect on South Africa. Additionally, the agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets. Any resurgence in power outages due to the aging infrastructure and policy challenges in the energy sector could disrupt businesses and hinder economic growth. Furthermore, the implementation of land reform policies, particularly those involving expropriation without compensation, creates legal and economic uncertainty for investors, potentially deterring capital inflows and impacting sectors reliant on land. South Africa is located in a part of the world that has historically been prone to natural disasters, such as droughts, and is economically sensitive to environmental events. Any such event may adversely impact South Africa’s economy or business operations of companies in South Africa, causing an adverse impact on the value of the Fund.
VanEck Africa Index ETF | Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Medium-Capitalization Companies Risk. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

VanEck Africa Index ETF | Special Risk Considerations Of Investing In African Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in African Issuers. Investments in securities of African issuers, including issuers located outside of Africa that generate significant revenues from Africa, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, terrorism, infectious disease outbreaks, strained international relations related to border disputes, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest and, in certain countries, genocidal warfare. Unanticipated political or social developments may result in sudden and significant investment losses. Additionally, Africa is located in a part of the world that has historically been prone to natural disasters, such as droughts, and is economically sensitive to environmental events.
The securities markets in Africa are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries or geographic regions. A subset of African emerging market countries are considered to be “frontier markets.” Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. As a result, securities markets in Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. There may also be a high concentration of trading volume in a small number of issuers, investors and financial intermediaries representing a limited number of sectors or industries. Moreover, trading on securities markets may be suspended altogether.
Certain economies in African countries depend to a significant degree upon exports of primary commodities such as agricultural products, gold, silver, copper, diamonds and oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors.
Certain governments in Africa may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Moreover, certain countries in Africa may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of those countries and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.
There may be a risk of loss due to the imposition of restrictions on repatriation of capital invested. In addition, certain African countries have currencies pegged to the U.S. dollar. If such currency pegs are abandoned, such abandonment could cause sudden and significant currency adjustments, which could impact the Fund’s investment returns in those countries. There may be limitations or delays in the convertibility or repatriation of certain African currencies, which would adversely affect the U.S. dollar value and/or liquidity of the Fund’s investments denominated in such African currencies, may impair the Fund’s ability to achieve its investment objective and/or may impede the Fund’s ability to satisfy redemption requests in a timely manner. For these or other reasons, the Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may exacerbate the discount to net asset value at which the Fund’s shares trade, cause the Fund to experience increased transaction costs, and cause the Fund to make greater taxable distributions to shareholders of the Fund. When the Fund holds illiquid investments, its portfolio may be harder to value.
VanEck Africa Index ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck Africa Index ETF | Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Communication Services Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the communication services sector. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement.

VanEck Africa Index ETF | Special Risk Considerations Of Investing In Moroccan Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Moroccan Issuers. Investments in securities of Moroccan issuers, including issuers located outside of Morocco that generate significant revenues from Morocco, involve risks and special considerations not typically associated with investments in the U.S. securities markets. To the extent the Fund continues to invest in securities issued by Moroccan issuers, the Fund may be subject to the risk of investing in such issuers. Investments in Moroccan issuers may subject the Fund to legal, regulatory, political, currency and economic risks that are specific to Morocco. Morocco has historically experienced extremely uneven distribution of wealth and income and high rates of unemployment. Additionally, the securities markets in Morocco are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. While economic reforms have been enacted in recent periods, there can be no assurance that these reforms will achieve the intended results. Furthermore, adverse social and economic conditions in a neighboring country may have a significant adverse effect on Morocco.

VanEck Africa Index ETF | Special Risk Considerations Of Investing In Nigerian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Nigerian Issuers. Investments in securities of Nigerian issuers, including issuers located outside of Nigeria that generate significant revenues from Nigeria, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The economic development of Nigeria has been significantly hindered by military rule, mismanagement, corruption and ethnic conflict. The Nigerian economy is heavily dependent on oil production and sales and prices of oil in global markets, and the industry makes up a significant portion of Nigeria’s economic output. A decline in oil prices may put a significant strain on the Nigerian economy and government finances and lead to the devaluation of Naira. The Nigerian government has implemented capital controls restricting the free flow of capital to and from international markets, which has led to bouts of speculative demand and elevated arbitrage pressures.
Nigeria has privatized certain industries, which may lose money or be re-nationalized. Nigeria also suffers from the prevalence of organized crime and corruption, which makes it more difficult for citizens and companies to do business in Nigeria and has a significant impact on the Nigerian economy. The persistence of organized crime and corruption may continue to drag on economic growth in the country.
Religious and social conflict, including resistance against central government control, is present in Nigeria, particularly in the Niger Delta, which could lead to violence and attacks on oil infrastructure. Outbreaks of communicable diseases in the region may also impair Nigeria’s economic growth. Foreign investments may be restricted, including repatriation of funds. Furthermore, foreign investors may not purchase certain securities, including those related to crude oil, military, and short-term government securities in local Nigerian exchanges.

VanEck Africa Index ETF | Emerging And Frontier Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging and Frontier Market Issuers Risk. Certain Funds invest in securities of emerging market issuers and frontier market issuers. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in frontier market countries are magnified. Investment in securities of emerging and frontier market issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging and frontier market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging and frontier markets are also more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Markets. Securities markets in emerging and frontier market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging and frontier market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging and frontier market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging and frontier markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging and frontier market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging and frontier market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging and frontier market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging and frontier market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging and frontier market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Extremist groups in certain countries in the Middle East and North Africa region have traditionally held anti-Western views and are opposed to openness to foreign investments. Egypt borders the Gaza Strip and Israel and there are risks of further instability and violence in the region. Limited political and democratic freedoms in emerging and frontier market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging or frontier market country’s economy.
Many emerging and frontier market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging markets’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation.
This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging and frontier market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market-oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities included in the Fund’s Index. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market-oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions. The government in an emerging or frontier market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging and frontier market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging and frontier market countries and may inhibit the Fund’s ability to track its Index. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging and frontier market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging and frontier market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging and frontier market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging and frontier market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging and frontier market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.
Additionally, investments in issuers located in certain emerging and frontier market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging or frontier market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging and frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging and frontier market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging and frontier market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Considerations. The Fund’s assets that are invested in equity securities of issuers in emerging and frontier market countries will generally be denominated in foreign currencies, and the income received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging or frontier market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging and frontier market countries can be significantly affected by currency devaluations. Certain emerging and frontier market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging or frontier market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging or frontier market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging or frontier market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging and frontier market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging or frontier market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging and frontier market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging and frontier market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging and frontier market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging and frontier market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging and frontier market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging and frontier market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain frontier and emerging market countries, the marketability of quoted shares may be limited due to the restricted opening hours of stock exchanges, and a narrow range of investors and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of shareholders. In addition, because certain frontier and emerging market countries’ stock exchanges on which the Fund’s portfolio securities may trade are open when the Exchange is closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain frontier and emerging market countries’ stock exchanges than on more developed securities markets and equities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain frontier and emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain frontier and emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging and frontier market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws. Securities laws in emerging and frontier market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging and frontier market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, shareholders of issuers located in emerging and frontier market countries may not receive many of the protections available to shareholders of issuers located in more developed countries. In circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging and frontier market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Africa Index ETF | Emerging And Frontier Market Issuers Risk, Securities Markets Member
Prospectus [Line Items]
Risk [Text Block]
Securities Markets. Securities markets in emerging and frontier market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging and frontier market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging and frontier market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging and frontier markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging and frontier market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging and frontier market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging and frontier market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging and frontier market countries as is the case in certain more developed markets.

VanEck Africa Index ETF | Emerging And Frontier Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging and frontier market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Extremist groups in certain countries in the Middle East and North Africa region have traditionally held anti-Western views and are opposed to openness to foreign investments. Egypt borders the Gaza Strip and Israel and there are risks of further instability and violence in the region. Limited political and democratic freedoms in emerging and frontier market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging or frontier market country’s economy.
Many emerging and frontier market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging markets’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation.
This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging and frontier market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market-oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities included in the Fund’s Index. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market-oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Africa Index ETF | Emerging And Frontier Market Issuers Risk, Investment And Repatriation Restrictions Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions. The government in an emerging or frontier market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging and frontier market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging and frontier market countries and may inhibit the Fund’s ability to track its Index. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging and frontier market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging and frontier market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging and frontier market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging and frontier market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging and frontier market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.
Additionally, investments in issuers located in certain emerging and frontier market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging or frontier market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging and frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Africa Index ETF | Emerging And Frontier Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging and frontier market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging and frontier market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Africa Index ETF | Emerging And Frontier Market Issuers Risk, Foreign Currency Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Considerations. The Fund’s assets that are invested in equity securities of issuers in emerging and frontier market countries will generally be denominated in foreign currencies, and the income received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging or frontier market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging and frontier market countries can be significantly affected by currency devaluations. Certain emerging and frontier market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging or frontier market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging or frontier market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging or frontier market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging and frontier market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging or frontier market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
VanEck Africa Index ETF | Emerging And Frontier Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging and frontier market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging and frontier market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging and frontier market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging and frontier market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging and frontier market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging and frontier market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain frontier and emerging market countries, the marketability of quoted shares may be limited due to the restricted opening hours of stock exchanges, and a narrow range of investors and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of shareholders. In addition, because certain frontier and emerging market countries’ stock exchanges on which the Fund’s portfolio securities may trade are open when the Exchange is closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain frontier and emerging market countries’ stock exchanges than on more developed securities markets and equities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain frontier and emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain frontier and emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging and frontier market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Africa Index ETF | Emerging And Frontier Market Issuers Risk, Corporate And Securities Laws Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws. Securities laws in emerging and frontier market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging and frontier market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, shareholders of issuers located in emerging and frontier market countries may not receive many of the protections available to shareholders of issuers located in more developed countries. In circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging and frontier market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Africa Index ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Companies Risk. Small-capitalization companies may be more volatile and more likely than medium- and large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of medium- and large-capitalization companies.

VanEck Africa Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Africa Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Brazil Small-Cap ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Brazil Small-Cap ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Brazil Small-Cap ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Brazil Small-Cap ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Brazil Small-Cap ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Brazil Small-Cap ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Brazil Small-Cap ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Brazil Small-Cap ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Brazil Small-Cap ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Brazil Small-Cap ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Brazil Small-Cap ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Brazil Small-Cap ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck Brazil Small-Cap ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk.The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Brazil Small-Cap ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Brazil Small-Cap ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Brazil Small-Cap ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Brazil Small-Cap ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Brazil Small-Cap ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Brazil Small-Cap ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Brazil Small-Cap ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Brazil Small-Cap ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Brazil Small-Cap ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Brazil Small-Cap ETF | Micro-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell those securities.

VanEck Brazil Small-Cap ETF | Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

VanEck Brazil Small-Cap ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Brazil Small-Cap ETF | Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Medium-Capitalization Companies Risk. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

VanEck Brazil Small-Cap ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Companies Risk. Small-capitalization companies may be more volatile and more likely than medium- and large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of medium- and large-capitalization companies.

VanEck Brazil Small-Cap ETF | Special Risk Considerations Of Investing In Brazilian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Brazilian Issuers. Investments in securities of Brazilian issuers, including issuers located outside of Brazil that generate significant revenues from Brazil, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Brazilian economy has been characterized by frequent, and occasionally drastic, interventions by the Brazilian government, including the imposition of wage and price controls, exchange controls, limiting imports, blocking access to bank accounts and other measures. The Brazilian government has often changed monetary, taxation, credit, trade and other policies to influence the core of Brazil’s economy. Actions taken by the Brazilian government concerning the economy may have significant effects on Brazilian companies and on market conditions and prices of Brazilian securities. Brazil’s economy may be subject to sluggish economic growth due to, among other things, weak consumer spending, political turmoil, high rates of inflation and low commodity prices. Brazil suffers from chronic structural public sector deficits. The Brazilian government has privatized certain entities, which have suffered losses due to, among other things, the inability to adjust to a competitive environment.
The market for Brazilian securities is directly influenced by the flow of international capital, and economic and market conditions of certain countries, especially emerging market countries. As a result, adverse economic conditions or developments in other emerging market countries have at times significantly affected the availability of credit in the Brazilian economy and resulted in considerable outflows of funds and declines in the amount of foreign currency invested in Brazil.
Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Although Brazilian law has provided greater certainty with respect to the free exchange of currency than in the past, any restrictions or restrictive exchange control policies in the future could have the effect of preventing or restricting access to foreign currency and could affect the Fund’s ability to operate and to qualify for the favorable tax treatment afforded to regulated investment companies for U.S. federal income tax purposes.
Brazil has historically experienced high rates of inflation, a high level of debt, and high crime rates, each of which may constrain economic growth. Brazil suffers from high levels of corruption, crime and income disparity. The Brazilian economy is also heavily dependent upon commodity prices and international trade. Unanticipated political or social developments may result in sudden and significant investment losses. An increase in prices for commodities, such as petroleum, the depreciation of the Brazilian real and future governmental measures seeking to maintain the value of the Brazilian real in relation to the U.S. dollar, may trigger increases in inflation in Brazil and may slow the rate of growth of the Brazilian economy. Conversely, appreciation of the Brazilian real relative to the U.S dollar may lead to the deterioration of Brazil’s current account of balance of payments as well as limit the growth of exports.

VanEck Brazil Small-Cap ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Brazil Small-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Brazil Small-Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Digital India ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Digital India ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Digital India ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Digital India ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Digital India ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Digital India ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Digital India ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Digital India ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Digital India ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Digital India ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Digital India ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Digital India ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck Digital India ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Digital India ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Digital India ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Digital India ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Digital India ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Digital India ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Digital India ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Digital India ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Digital India ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Digital India ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Digital India ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Digital India ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck Digital India ETF | Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Communication Services Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the communication services sector. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement.

VanEck Digital India ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Digital India ETF | Special Risk Considerations Of Investing In Indian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Indian Issuers. Investments in securities of Indian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, greater government control over the economy, including the risk that the Indian government may decide not to continue to support economic reform programs, political and legal uncertainty, competition from low-cost issuers of other emerging economies in Asia, currency fluctuations or blockage of foreign currency exchanges and the risk of nationalization or expropriation of assets. Issuers in India are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. India is also located in a part of the world that has historically been prone to natural disasters, such as earthquakes and tsunamis. Any such natural disaster could cause a significant impact on the Indian economy and could impact operations of the Subsidiary, causing an adverse impact on the Fund. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states. India has experienced acts of terrorism that has targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indian economy.
The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalizations, greater price volatility and substantially less liquidity than developed markets, such as the United States. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio or inhibit the Fund’s ability to pursue its investment objective. In addition, the Reserve Bank of India, the Indian counterpart of the Federal Reserve Bank in the United States, imposes certain limits on the foreign ownership of Indian securities. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in India and may inhibit the Fund’s ability to pursue its investment objective.

VanEck Digital India ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. In addition, information technology may face increased government scrutiny and may be subject to adverse government or legal action.
VanEck Digital India ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Digital India ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Digital India ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck India Growth Leaders ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck India Growth Leaders ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck India Growth Leaders ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck India Growth Leaders ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck India Growth Leaders ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck India Growth Leaders ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck India Growth Leaders ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck India Growth Leaders ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck India Growth Leaders ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck India Growth Leaders ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck India Growth Leaders ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck India Growth Leaders ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck India Growth Leaders ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk.The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck India Growth Leaders ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck India Growth Leaders ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck India Growth Leaders ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck India Growth Leaders ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck India Growth Leaders ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck India Growth Leaders ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck India Growth Leaders ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck India Growth Leaders ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck India Growth Leaders ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck India Growth Leaders ETF | Micro-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell those securities.

VanEck India Growth Leaders ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck India Growth Leaders ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck India Growth Leaders ETF | Special Risk Considerations Of Investing In Indian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Indian Issuers. Investments in securities of Indian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, greater government control over the economy, including the risk that the Indian government may decide not to continue to support economic reform programs, political and legal uncertainty, competition from low-cost issuers of other emerging economies in Asia, currency fluctuations or blockage of foreign currency exchanges and the risk of nationalization or expropriation of assets. Issuers in India are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. India is also located in a part of the world that has historically been prone to natural disasters, such as earthquakes and tsunamis. Any such natural disaster could cause a significant impact on the Indian economy and could impact operations of the Subsidiary, causing an adverse impact on the Fund. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states. India has experienced acts of terrorism that has targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indian economy.
The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalizations, greater price volatility and substantially less liquidity than developed markets, such as the United States. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio or inhibit the Fund’s ability to pursue its investment objective. In addition, the Reserve Bank of India, the Indian counterpart of the Federal Reserve Bank in the United States, imposes certain limits on the foreign ownership of Indian securities. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in India and may inhibit the Fund’s ability to pursue its investment objective.

VanEck India Growth Leaders ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. In addition, information technology may face increased government scrutiny and may be subject to adverse government or legal action.
VanEck India Growth Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck India Growth Leaders ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck India Growth Leaders ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund may become classified as “non-diversified” under the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. If the Fund becomes non-diversified, it may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

VanEck Indonesia Index ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

VanEck Indonesia Index ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Indonesia Index ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Indonesia Index ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Indonesia Index ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Indonesia Index ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Indonesia Index ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Indonesia Index ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Indonesia Index ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Indonesia Index ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Indonesia Index ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Indonesia Index ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Indonesia Index ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk.The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Indonesia Index ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Indonesia Index ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Indonesia Index ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Indonesia Index ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Indonesia Index ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Indonesia Index ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Indonesia Index ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Indonesia Index ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Indonesia Index ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Indonesia Index ETF | Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.
The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, the Organization of Petroleum Exporting Countries ("OPEC") policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which the Fund may invest.
Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. Companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets.
Companies in the energy sector may also be adversely affected by changes in exchange rates, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely comprised of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
A downturn in the energy sector, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector.

VanEck Indonesia Index ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck Indonesia Index ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Indonesia Index ETF | Special Risk Considerations Of Investing In Indonesian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Indonesian Issuers. Investments in securities of Indonesian issuers, including issuers located outside of Indonesia that generate significant revenues from Indonesia, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, currency devaluations, high rates of inflation, corruption, political instability, including authoritarian and/or military involvement in governmental decision making, sectarian and separatist violence, armed conflict, acts of terrorism, the impact on the economy as a result of civil war, social instability as a result of religious, ethnic and/or socioeconomic unrest, and natural disasters. In addition, the Indonesian economy is dependent upon trade with other nations, including China, Japan, Singapore and the United States. Adverse conditions or changes in relationships with Indonesia’s major trading partners may significantly impact the Indonesian economy. Indonesia has experienced acts of terrorism that have targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indonesian economy.
Indonesia is considered an emerging market and its securities markets are characterized by a small number of company listings and are underdeveloped and often considered to be less correlated to global economic cycles than those markets located in more developed countries. As a result, securities markets in Indonesia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Moreover, trading on securities markets may be suspended altogether.
The government in Indonesia may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Indonesia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Indonesia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Indonesia and/or impose additional taxes on foreign investors. Indonesia’s securities laws are unsettled and judicial enforcement of contracts with foreign entities is inconsistent and, as a result of pervasive corruption, is subject to the risk that cases will not be judged impartially.
These factors, among others, make investing in issuers located or operating in Indonesia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.

VanEck Indonesia Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Indonesia Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Indonesia Index ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Israel ETF | Health Care Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Health Care Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the health care sector. Companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.
VanEck Israel ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Israel ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Israel ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Israel ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Israel ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk.The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Israel ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Israel ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Israel ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Israel ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Israel ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Israel ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Israel ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Israel ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Israel ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Israel ETF | Micro-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell those securities.

VanEck Israel ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck Israel ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. In addition, information technology may face increased government scrutiny and may be subject to adverse government or legal action.
VanEck Israel ETF | Special Risk Considerations Of Investing In Israeli Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Israeli Issuers. Investments in securities of Israeli issuers, including issuers located outside of Israel that generate significant revenues from Israel, involve risks and special considerations that are not typically associated with investments in the U.S. securities markets. Israel’s economy depends on imports of certain key items such as crude oil, natural gas, coal, grains, raw materials and military equipment. Israel’s relations with the Palestinian Authority and its neighboring countries such as Lebanon, Syria and Iran have at times been strained due to territorial disputes, historical animosities or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy. The ongoing Israel-Hamas war and Iran War, and any related economic and market impacts, are impossible to predict but may be significant, and may negatively impact Israel’s economy and issuers of securities in which the Fund invests. The Israeli economy is also dependent upon external trade with other economies, notably the United States, China, Japan, Canada, and the European Union. Reduction in spending on Israeli products and services or changes in any of these other economies may adversely impact the Fund.
The ongoing regional conflicts involving Israel, including the threat or potential escalation of such conflicts, and any related economic and market impacts may negatively impact Israel's economy and issuers of securities in which the Fund invests.

VanEck Israel ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Israel ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Israel ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Vietnam ETF | Consumer Staples Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Staples Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer staples sector. The consumer staples sector comprises companies whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food and beverages and producers of non-durable household goods and personal products. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.
VanEck Vietnam ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Vietnam ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Vietnam ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Vietnam ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Vietnam ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck Vietnam ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.

VanEck Vietnam ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Vietnam ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Vietnam ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Vietnam ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Vietnam ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Vietnam ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Vietnam ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle.
The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Vietnam ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Vietnam ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Vietnam ETF | Micro-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell those securities.

VanEck Vietnam ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund may cause the value of its securities to decline.

VanEck Vietnam ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

VanEck Vietnam ETF | Emerging And Frontier Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging and Frontier Market Issuers Risk. Certain Funds invest in securities of emerging market issuers and frontier market issuers. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in frontier market countries are magnified. Investment in securities of emerging and frontier market issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging and frontier market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging and frontier markets are also more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Markets. Securities markets in emerging and frontier market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging and frontier market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging and frontier market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging and frontier markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging and frontier market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging and frontier market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging and frontier market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging and frontier market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging and frontier market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Extremist groups in certain countries in the Middle East and North Africa region have traditionally held anti-Western views and are opposed to openness to foreign investments. Egypt borders the Gaza Strip and Israel and there are risks of further instability and violence in the region. Limited political and democratic freedoms in emerging and frontier market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging or frontier market country’s economy.
Many emerging and frontier market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging markets’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation.
This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging and frontier market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market-oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities included in the Fund’s Index. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market-oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions. The government in an emerging or frontier market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging and frontier market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging and frontier market countries and may inhibit the Fund’s ability to track its Index. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging and frontier market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging and frontier market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging and frontier market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging and frontier market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging and frontier market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.
Additionally, investments in issuers located in certain emerging and frontier market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging or frontier market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging and frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging and frontier market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging and frontier market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Considerations. The Fund’s assets that are invested in equity securities of issuers in emerging and frontier market countries will generally be denominated in foreign currencies, and the income received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging or frontier market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging and frontier market countries can be significantly affected by currency devaluations. Certain emerging and frontier market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging or frontier market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging or frontier market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging or frontier market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging and frontier market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging or frontier market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging and frontier market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging and frontier market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging and frontier market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging and frontier market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging and frontier market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging and frontier market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain frontier and emerging market countries, the marketability of quoted shares may be limited due to the restricted opening hours of stock exchanges, and a narrow range of investors and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of shareholders. In addition, because certain frontier and emerging market countries’ stock exchanges on which the Fund’s portfolio securities may trade are open when the Exchange is closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain frontier and emerging market countries’ stock exchanges than on more developed securities markets and equities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain frontier and emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain frontier and emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging and frontier market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws. Securities laws in emerging and frontier market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging and frontier market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, shareholders of issuers located in emerging and frontier market countries may not receive many of the protections available to shareholders of issuers located in more developed countries. In circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging and frontier market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Vietnam ETF | Emerging And Frontier Market Issuers Risk, Securities Markets Member
Prospectus [Line Items]
Risk [Text Block]
Securities Markets. Securities markets in emerging and frontier market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging and frontier market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging and frontier market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging and frontier markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging and frontier market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging and frontier market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging and frontier market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging and frontier market countries as is the case in certain more developed markets.

VanEck Vietnam ETF | Emerging And Frontier Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging and frontier market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Extremist groups in certain countries in the Middle East and North Africa region have traditionally held anti-Western views and are opposed to openness to foreign investments. Egypt borders the Gaza Strip and Israel and there are risks of further instability and violence in the region. Limited political and democratic freedoms in emerging and frontier market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging or frontier market country’s economy.
Many emerging and frontier market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging markets’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation.
This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging and frontier market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market-oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities included in the Fund’s Index. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market-oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Vietnam ETF | Emerging And Frontier Market Issuers Risk, Investment And Repatriation Restrictions Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions. The government in an emerging or frontier market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging and frontier market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging and frontier market countries and may inhibit the Fund’s ability to track its Index. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging and frontier market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging and frontier market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging and frontier market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging and frontier market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging and frontier market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.
Additionally, investments in issuers located in certain emerging and frontier market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging or frontier market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging and frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Vietnam ETF | Emerging And Frontier Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging and frontier market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging and frontier market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Vietnam ETF | Emerging And Frontier Market Issuers Risk, Foreign Currency Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Considerations. The Fund’s assets that are invested in equity securities of issuers in emerging and frontier market countries will generally be denominated in foreign currencies, and the income received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging or frontier market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging and frontier market countries can be significantly affected by currency devaluations. Certain emerging and frontier market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging or frontier market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging or frontier market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging or frontier market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging and frontier market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging or frontier market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
VanEck Vietnam ETF | Emerging And Frontier Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging and frontier market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging and frontier market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging and frontier market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging and frontier market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging and frontier market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging and frontier market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain frontier and emerging market countries, the marketability of quoted shares may be limited due to the restricted opening hours of stock exchanges, and a narrow range of investors and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of shareholders. In addition, because certain frontier and emerging market countries’ stock exchanges on which the Fund’s portfolio securities may trade are open when the Exchange is closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain frontier and emerging market countries’ stock exchanges than on more developed securities markets and equities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain frontier and emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain frontier and emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging and frontier market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Vietnam ETF | Emerging And Frontier Market Issuers Risk, Corporate And Securities Laws Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws. Securities laws in emerging and frontier market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging and frontier market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, shareholders of issuers located in emerging and frontier market countries may not receive many of the protections available to shareholders of issuers located in more developed countries. In circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging and frontier market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Vietnam ETF | Special Risk Considerations Of Investing In Vietnamese Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Vietnamese Issuers. Investments in securities of Vietnamese issuers, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest. Vietnam is dependent on trading relationships with certain key trading partners, including the United States, China and Japan, and as a result may be adversely affected if demand for Vietnam’s exports in those nations decline or if there are regional disputes involving those countries.
The securities markets in Vietnam are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. As a result, securities markets in Vietnam are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control, heavy regulation of labor and industry and inflation. Vietnam has experienced, and may in the future experience, a high inflation rate, which is at least partially a result of the country’s large trade deficit. Due to governmental focus on economic growth at the expense of currency stability, the inflation rate may continue at a high level and economic stability could be threatened. Moreover, trading on securities markets may be suspended altogether.
Regulations in Vietnam may require the Fund to execute trades of securities of Vietnamese companies through a single broker. As a result, the Adviser will have less flexibility to choose among brokers on behalf of the Fund than is typically the case for investment managers. In addition, because the process of purchasing securities in Vietnam requires that payment to the local broker occur prior to receipt of securities, failure of the broker to deliver the securities will adversely affect the Fund.
The government in Vietnam may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Vietnam. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Vietnam. Moreover, Vietnam may require governmental approval or special licenses prior to investments by foreign investors and may also require governmental approval in connection with the repatriation of capital by foreign investors. The Vietnamese government may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Vietnam and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in Vietnam significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.

VanEck Vietnam ETF | Real Estate Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Sector Risk. Companies in the real estate sector include companies that invest in real estate, such as REITs and real estate management and development companies. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the real estate sector. Companies that invest in real estate are subject to the risks of owning real estate directly as well as to risks that relate specifically to the way that such companies operate, including management risk (such companies are dependent upon the management skills of a few key individuals and may have limited financial resources). Adverse economic, business or political developments affecting real estate could have a major effect on the values of the Fund’s investments. Investing in real estate is subject to such risks as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, possible lack of availability of mortgage financing, market saturation, fluctuations in rental income and the value of underlying properties and extended vacancies of properties. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants.

VanEck Vietnam ETF | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
VanEck Vietnam ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Vietnam ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Vietnam ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck BDC Income ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
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Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck BDC Income ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck BDC Income ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck BDC Income ETF | Operational Risk Member
Prospectus [Line Items]
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Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck BDC Income ETF | Index Tracking Risk Member
Prospectus [Line Items]
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Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck BDC Income ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck BDC Income ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck BDC Income ETF | Trading Issues Risk Member
Prospectus [Line Items]
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Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck BDC Income ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck BDC Income ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
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Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck BDC Income ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck BDC Income ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund may cause the value of its securities to decline.

VanEck BDC Income ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck BDC Income ETF | Risk Of Investing In BDCs Member
Prospectus [Line Items]
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Risk of Investing in BDCs. BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While the BDCs that comprise the Index are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund. A BDC’s incentive fee may be very high, vary from year to year and be payable even if the value of the BDC’s portfolio declines in a given time period. Incentive fees may create an incentive for a BDC’s manager to make investments that are risky or more speculative than would be the case in the absence of such compensation arrangements, and may also encourage the BDC’s manager to use leverage to increase the return on the BDC’s investments. The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive.

VanEck BDC Income ETF | Investment Restrictions Risk Member
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Investment Restrictions Risk. The Fund is subject to the conditions set forth in certain provisions of the Investment Company Act of 1940 and Securities and Exchange Commission regulations thereunder that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of an unaffiliated investment company or business development company. The Fund and its affiliates may not actively acquire “control” of an investment company or business development company, which is presumed once ownership of an investment company’s outstanding voting securities exceeds 25%. Also, to comply with provisions of the Investment Company Act of 1940 and regulations thereunder, the Adviser may be required to vote shares of an investment company or business development company in the same general proportion as shares held by other shareholders of the investment company or business development company.

VanEck BDC Income ETF | Derivatives Risk Member
Prospectus [Line Items]
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Derivatives Risk. Derivatives are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets.
Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or, in the case of “over-the-counter” derivatives, as a result of a counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not achieve the desired correlation with the underlying asset or indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.
Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. A liquid secondary market may not always exist for the Fund’s derivative positions at any time, and the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. The Fund may also face the risk that it may not be able to meet margin and payment requirements to maintain a derivatives position.
Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

VanEck BDC Income ETF | Derivatives Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Counterparty Risk. A loss may be sustained as a result of the failure of another party to a contract (usually referred to as a “counterparty”) to make required payments, fulfill its contractual obligations or otherwise comply with a contract’s terms because of the financial condition of the counterparty (i.e., financial difficulties or insolvency), market activities and developments, the counterparty being unable or unwilling to perform under the contract or other reasons. In a swap agreement, the Fund bears the risk of loss of the amount expected to be received under the agreement in the event of the default or bankruptcy of a counterparty. These risks are heightened and may materially impact the Fund’s ability to achieve its investment objective given that the Fund may enter into swap agreements with one or a limited number of counterparties. The Fund’s use of one or a limited number of counterparties increases the Fund’s exposure to counterparty credit risk. Credit risk refers to the possibility that the counterparty will be unable and/or unwilling to honor its obligations and/or default completely on the derivative transaction. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

VanEck BDC Income ETF | Liquidity Risk Related To Swap Agreements Member
Prospectus [Line Items]
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Liquidity Risk Related to Swap Agreements. The Fund will invest in swap agreements, which may be less liquid than other types of investments. The illiquidity of swap agreements could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares.

VanEck BDC Income ETF | Floating Rate Risk For BDCs Member
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Risk for BDCs. The BDCs in which the Fund invests may invest in floating rate securities, which are instruments in which the interest rate payable on an obligation fluctuates on a periodic basis based upon changes in an interest rate benchmark. As a result, the yield on such a security will generally decline in a falling interest rate environment, causing the BDC, and by extension, the Fund, to experience a reduction in the income it receives from the security.
VanEck BDC Income ETF | Return Of Capital Risk Member
Prospectus [Line Items]
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Return of Capital Risk. A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will generally result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. The Fund’s return of capital distributions are not derived from the net income or earnings and profits of the Fund. Shareholders should not assume that all Fund distributions are derived from the net income or earnings and profits of the Fund.

VanEck BDC Income ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. The Adviser is registered as a commodity pool operator under the U.S. Commodity Exchange Act and the rules of the Commodity Futures Trading Commission and is subject to Commodity Futures Trading Commission regulation with respect to the Fund. The Commodity Futures Trading Commission has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of the Adviser’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with Commodity Futures Trading Commission disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable Securities and Exchange Commission requirements. This means that for most of the Commodity Futures Trading Commission’s disclosure and shareholder reporting applicable to the Adviser as the Fund’s commodity pool operator, the Adviser’s compliance with Securities and Exchange Commission disclosure and shareholder reporting will be deemed to fulfill the Adviser’s Commodity Futures Trading Commission compliance obligations. However, as a result of Commodity Futures Trading Commission regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (“CTA”) but relies on an exemption with respect to the Fund from CTA regulations available for a CTA that also serves as the Fund’s commodity pool operator. The Commodity Futures Trading Commission has neither reviewed nor approved the Fund, their investment strategies, or this Prospectus.
VanEck BDC Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck BDC Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck International High Yield Bond ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck International High Yield Bond ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure.
Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure.
Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck International High Yield Bond ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck International High Yield Bond ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck International High Yield Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck International High Yield Bond ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck International High Yield Bond ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck International High Yield Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck International High Yield Bond ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck International High Yield Bond ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck International High Yield Bond ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck International High Yield Bond ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck International High Yield Bond ETF | Index-Related Concentration Risk Member
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Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck International High Yield Bond ETF | Special Risk Considerations Of Investing In Latin American Issuers Member
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Special Risk Considerations of Investing in Latin American Issuers. Investments in securities of Latin American issuers involve special considerations not typically associated with investments in securities of issuers located in the United States. The economies of certain Latin American countries have, at times, experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. The economies of Latin American countries are heavily dependent on trading relationships with key trading partners, including the U.S., Europe, Asia, and other Latin American countries. Adverse economic events in one country may have a significant adverse effect on other countries of this region.
Most Latin American countries have experienced severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many Latin American countries has lessened, there is no guarantee it will remain at lower levels.
The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption in securities markets in the region.
The economies of Latin American countries are generally considered emerging markets and can be significantly affected by currency devaluations. Certain Latin American countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.
Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and a rescheduling of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

VanEck International High Yield Bond ETF | Energy Sector Risk Member
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Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.
The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, the Organization of Petroleum Exporting Countries ("OPEC") policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which the Fund may invest.
Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. Companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets.
Companies in the energy sector may also be adversely affected by changes in exchange rates, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely comprised of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
A downturn in the energy sector, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector.

VanEck International High Yield Bond ETF | Financials Sector Risk Member
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Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

VanEck International High Yield Bond ETF | Information Technology Sector Risk Member
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Risk [Text Block]	Information Technology Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. In addition, information technology may face increased government scrutiny and may be subject to adverse government or legal action.
VanEck International High Yield Bond ETF | Industrials Sector Risk Member
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Risk [Text Block]	Industrials Sector Risk.
VanEck International High Yield Bond ETF | High Yield Securities Risk Member
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Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities, resulting in increased volatility of their market prices and a corresponding volatility in the Fund’s net asset value. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield securities may be less liquid than the markets for higher quality securities, and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers. Illiquidity may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities when it seeks to do so. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.
VanEck International High Yield Bond ETF | Special Risk Considerations Of Investing In United Kingdom Issuers Member
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Risk [Text Block]	Special Risk Considerations of Investing in United Kingdom Issuers. Investments in securities of United Kingdom issuers, including issuers located outside of the United Kingdom that generate significant revenues from the United Kingdom, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency, security and economic risks specific to the United Kingdom. The British economy relies heavily on the export of financial services to the United States and other European countries. Following the United Kingdom's withdrawal from the European Union on January 31, 2020 (“Brexit”), certain trading matters between the United Kingdom and the European Union remain unresolved, including with respect to financial services. The continuing uncertainty could have an adverse impact on the U.K. economy and currency.
VanEck International High Yield Bond ETF | Credit Risk1 Member
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Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck International High Yield Bond ETF | Interest Rate1 Risk Member
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Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck International High Yield Bond ETF | Restricted Securities Risk Member
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Restricted Securities Risk. Regulation S securities and Rule 144A securities are restricted securities that are not registered under the Securities Act of 1933. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to purchase or sell a restricted security promptly or at a reasonable time or price. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

VanEck International High Yield Bond ETF | Call Risk Member
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Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck International High Yield Bond ETF | Sampling Risk Member
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Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck International High Yield Bond ETF | Risk Lose Money [Member]
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Risk [Text Block]	An investment may lose money.
VanEck International High Yield Bond ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck J.P. Morgan EM Local Currency Bond ETF | Foreign Securities Risk Member
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Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk Member
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Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck J.P. Morgan EM Local Currency Bond ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck J.P. Morgan EM Local Currency Bond ETF | Special Risk Considerations Of Investing In Asian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.

VanEck J.P. Morgan EM Local Currency Bond ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.
VanEck J.P. Morgan EM Local Currency Bond ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck J.P. Morgan EM Local Currency Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck J.P. Morgan EM Local Currency Bond ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck J.P. Morgan EM Local Currency Bond ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the
Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck J.P. Morgan EM Local Currency Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck J.P. Morgan EM Local Currency Bond ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck J.P. Morgan EM Local Currency Bond ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck J.P. Morgan EM Local Currency Bond ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the
Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck J.P. Morgan EM Local Currency Bond ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck J.P. Morgan EM Local Currency Bond ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck J.P. Morgan EM Local Currency Bond ETF | Special Risk Considerations Of Investing In Latin American Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Latin American Issuers. Investments in securities of Latin American issuers involve special considerations not typically associated with investments in securities of issuers located in the United States. The economies of certain Latin American countries have, at times, experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. The economies of Latin American countries are heavily dependent on trading relationships with key trading partners, including the U.S., Europe, Asia, and other Latin American countries. Adverse economic events in one country may have a significant adverse effect on other countries of this region.
Most Latin American countries have experienced severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many Latin American countries has lessened, there is no guarantee it will remain at lower levels.
The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption in securities markets in the region.
The economies of Latin American countries are generally considered emerging markets and can be significantly affected by currency devaluations. Certain Latin American countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.
Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and a rescheduling of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

VanEck J.P. Morgan EM Local Currency Bond ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund may cause the value of its securities to decline.

VanEck J.P. Morgan EM Local Currency Bond ETF | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities, resulting in increased volatility of their market prices and a corresponding volatility in the Fund’s net asset value. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield securities may be less liquid than the markets for higher quality securities, and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers. Illiquidity may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities when it seeks to do so. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.
VanEck J.P. Morgan EM Local Currency Bond ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck J.P. Morgan EM Local Currency Bond ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck J.P. Morgan EM Local Currency Bond ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck J.P. Morgan EM Local Currency Bond ETF | Sovereign Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sovereign Bond Risk. Investment in sovereign bonds involves special risks not present in corporate bonds. The governmental authority that controls the repayment of the bond may be unable or unwilling to make interest payments and/or repay the principal on its debt or to otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s net asset value, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of sovereign bonds.

VanEck J.P. Morgan EM Local Currency Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck J.P. Morgan EM Local Currency Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck J.P. Morgan EM Local Currency Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Mortgage REIT Income ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Mortgage REIT Income ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.

VanEck Mortgage REIT Income ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Mortgage REIT Income ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Mortgage REIT Income ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Mortgage REIT Income ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Mortgage REIT Income ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Mortgage REIT Income ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Mortgage REIT Income ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Mortgage REIT Income ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Mortgage REIT Income ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Mortgage REIT Income ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund may cause the value of its securities to decline.

VanEck Mortgage REIT Income ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck Mortgage REIT Income ETF | Return Of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]
Return of Capital Risk. A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will generally result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. The Fund’s return of capital distributions are not derived from the net income or earnings and profits of the Fund. Shareholders should not assume that all Fund distributions are derived from the net income or earnings and profits of the Fund.

VanEck Mortgage REIT Income ETF | Mortgage REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage REITs Risk. Mortgage REITs are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers. Credit risk refers to the possibility that the borrower will be unable and/or unwilling to make timely interest payments and/or repay the principal on the loan to a mortgage REIT when due. To the extent that a mortgage REIT invests in mortgage-backed securities offered by private issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the mortgage REIT may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. However, there can be no assurance that the private insurers can or will meet their obligations under such policies. Unexpected high rates of default on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a mortgage REIT. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. To the extent that a mortgage REIT’s portfolio is exposed to lower-rated, unsecured or subordinated instruments, the risk of loss may increase, which may have a negative impact on the Fund. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT.
Mortgage REITs are subject to significant interest rate risk. Interest rate risk refers to fluctuations in the value of a mortgage REIT’s investment in fixed rate obligations resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down.
Mortgage REITs typically use leverage and many are highly leveraged, which exposes them to leverage risk and the risks generally associated with debt financing. Leverage risk refers to the risk that leverage created from borrowing may impair a mortgage REIT’s liquidity, cause it to liquidate positions at an unfavorable time and increase the volatility of the values of securities issued by the mortgage REIT. The use of leverage may not be advantageous to a mortgage REIT. The success of using leverage is dependent on whether the return earned on the investments made using the proceeds of leverage exceed the cost of using leverage. To the extent that a mortgage REIT incurs significant leverage, it may incur substantial losses if its borrowing costs increase. Borrowing costs may increase for any of the following reasons: short-term interest rates increase; the market value of a mortgage REIT’s assets decrease; interest rate volatility increases; or the availability of financing in the market decreases. During periods of adverse market conditions, downturns in the economy or deterioration in the conditions of the REIT’s mortgage-related assets, the use of leverage may cause a mortgage REIT to lose more money that would have been the case if leverage was not used.
Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates. Prepayment rates generally increase when interest rates fall and decrease when interest rates rise. These faster than expected payments may adversely affect a mortgage REIT’s profitability because the mortgage REIT may be forced to replace investments that have been redeemed or repaid early with other investments having a lower yield. Additionally, rising interest rates rise may cause the duration of a mortgage REIT’s investments to be longer than anticipated and increase such investments’ interest rate sensitivity. REITs are subject to special U.S. federal tax requirements. A REIT’s failure to comply with these requirements may negatively affect its performance.
Mortgage REITs may be dependent upon the management skills and may have limited financial resources. Mortgage REITs are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between mortgage REITs and their affiliates may be subject to conflicts of interest which may adversely affect a mortgage REIT’s shareholders.

VanEck Mortgage REIT Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Mortgage REIT Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Mortgage REIT Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Office and Commercial REIT ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Office and Commercial REIT ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.

VanEck Office and Commercial REIT ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Office and Commercial REIT ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Office and Commercial REIT ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Office and Commercial REIT ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Office and Commercial REIT ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Office and Commercial REIT ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Office and Commercial REIT ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Office and Commercial REIT ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Office and Commercial REIT ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Office and Commercial REIT ETF | Real Estate Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Sector Risk. Companies in the real estate sector include companies that invest in real estate, such as REITs and real estate management and development companies. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the real estate sector. Companies that invest in real estate are subject to the risks of owning real estate directly as well as to risks that relate specifically to the way that such companies operate, including management risk (such companies are dependent upon the management skills of a few key individuals and may have limited financial resources). Adverse economic, business or political developments affecting real estate could have a major effect on the values of the Fund’s investments. Investing in real estate is subject to such risks as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, possible lack of availability of mortgage financing, market saturation, fluctuations in rental income and the value of underlying properties and extended vacancies of properties. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants.

VanEck Office and Commercial REIT ETF | Return Of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]
Return of Capital Risk. A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will generally result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. The Fund’s return of capital distributions are not derived from the net income or earnings and profits of the Fund. Shareholders should not assume that all Fund distributions are derived from the net income or earnings and profits of the Fund.

VanEck Office and Commercial REIT ETF | REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers or tenants and self-liquidation. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986 in order to qualify as REITs. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.
Equity REITs that invest in commercial real estate may be adversely affected by conditions in the real estate market, failure of tenants to renew leases and decline in rental values.
VanEck Office and Commercial REIT ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Office and Commercial REIT ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Preferred Securities ex Financials ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Preferred Securities ex Financials ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Preferred Securities ex Financials ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Preferred Securities ex Financials ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Preferred Securities ex Financials ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Preferred Securities ex Financials ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Preferred Securities ex Financials ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Preferred Securities ex Financials ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Preferred Securities ex Financials ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Preferred Securities ex Financials ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Preferred Securities ex Financials ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Preferred Securities ex Financials ETF | Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

VanEck Preferred Securities ex Financials ETF | Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Communication Services Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the communication services sector. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement.
Industrials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the industrials sector. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

VanEck Preferred Securities ex Financials ETF | Real Estate Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Sector Risk. Companies in the real estate sector include companies that invest in real estate, such as REITs and real estate management and development companies. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the real estate sector. Companies that invest in real estate are subject to the risks of owning real estate directly as well as to risks that relate specifically to the way that such companies operate, including management risk (such companies are dependent upon the management skills of a few key individuals and may have limited financial resources). Adverse economic, business or political developments affecting real estate could have a major effect on the values of the Fund’s investments. Investing in real estate is subject to such risks as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, possible lack of availability of mortgage financing, market saturation, fluctuations in rental income and the value of underlying properties and extended vacancies of properties. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants.

VanEck Preferred Securities ex Financials ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Preferred Securities ex Financials ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Preferred Securities ex Financials ETF | Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Preferred Securities ex Financials ETF | REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]	REITs Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers or tenants and self-liquidation. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986 in order to qualify as REITs. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.
VanEck Preferred Securities ex Financials ETF | Preferred Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Preferred Securities Risk. Preferred Securities are essentially contractual obligations that entail rights to distributions declared by the issuer’s board of directors but may permit the issuer to defer or suspend distributions for a certain period of time. If the Fund owns a Preferred Security whose issuer has deferred or suspended distributions, the Fund may be required to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income in cash. Further, Preferred Securities may lose substantial value if distributions are deferred, suspended or not declared. Preferred Securities may also permit the issuer to convert Preferred Securities into the issuer’s common stock. Preferred Securities that are convertible into common stock may decline in value if the common stock to which Preferred Securities may be converted declines in value. Preferred Securities are subject to greater credit risk than traditional fixed income securities because the rights of holders of Preferred Securities are subordinated to the rights of the bond and debtholders of an issuer.

VanEck Preferred Securities ex Financials ETF | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. Convertible securities are subject to risks associated with both fixed income securities and common stocks. Depending on its conversion value, the price of a convertible security will be influenced by interest rates (i.e., its price generally will increase when interest rates fall and decrease when interest rates rise) or will tend to fluctuate directly with the price of the equity security into which the security can be converted.
VanEck Preferred Securities ex Financials ETF | Hybrid Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hybrid Securities Risk. Hybrid securities are typically subordinated to an issuer’s senior debt instruments; therefore, they are subject to greater credit risk than those senior debt instruments. Many hybrid securities are subject to provisions permitting their issuers to skip or defer distributions under specified circumstances. Hybrid securities may have limited or no voting rights and may have substantially lower overall liquidity than many other securities.

VanEck Preferred Securities ex Financials ETF | Floating Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Risk. The Fund invests in floating-rate securities, which are instruments in which the interest rate payable on an obligation fluctuates on a periodic basis based upon changes in an interest rate benchmark. As a result, the yield on such a security will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the security.
VanEck Preferred Securities ex Financials ETF | Subordinated Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subordinated Obligations Risk. Payments under some bonds may be structurally subordinated to all existing and future liabilities and obligations of each of the respective subsidiaries and associated companies of an issuer of the bond. Claims of creditors of such subsidiaries and associated companies will have priority as to the assets of such subsidiaries and associated companies over the issuer and its creditors, including the Fund, who seek to enforce the terms of the bond. Certain bonds do not contain any restrictions on the ability of the subsidiaries of the issuers to incur additional unsecured indebtedness.
VanEck Preferred Securities ex Financials ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Preferred Securities ex Financials ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Preferred Securities ex Financials ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Russia ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Russia ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Russia ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Russia ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Russia ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Russia ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Russia ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Russia ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Russia ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Russia ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Russia ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Russia ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Russia ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Russia ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures. In addition, regulatory restrictions imposed by OFAC will significantly impact the Fund's operations, including its ability to process financial transactions and make payments. The impacts of such restrictions may result in losses to the Fund and its shareholders.

VanEck Russia ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Risk. Due to the discontinuation of the Russia Index and ongoing restrictions relating to Russian securities, the Fund’s return will not match the return of the Index.
VanEck Russia ETF | Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Medium-Capitalization Companies Risk. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

VanEck Russia ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund may cause the value of its securities to decline.
VanEck Russia ETF | Special Risk Considerations Of Investing In Russian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Russian Issuers. Investments in securities of Russian issuers, including issuers located outside of Russia that generate significant revenues from Russia, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory or punitive taxation, regional conflict, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the imposition of economic sanctions by other nations, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest.
The securities markets of Russia are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. As a result, securities markets in Russia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Securities markets in Russia are subject to additional risks relating to the settlement, clearing and registration of securities transactions. Additionally, certain investments in Russia may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Moreover, trading on securities markets in Russia may be suspended altogether.
The government in Russia may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Russia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Russia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. Less information may be available about companies in which the Fund invests because many companies that are tied economically to Russia are not subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies. These factors, among others, make investing in issuers located or operating in Russia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a further decline in the value of the Fund’s Shares.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, import and export restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests.
The Russian government continues to control a large share of economic activity in the region. Political and economic reforms are too recent to establish a definite trend away from centrally planned economics and state-owned industries. The Russian government owns shares in corporations in a range of sectors including banking, energy production and distribution, automotive, transportation and telecommunications. Additionally, because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the price of oil and gas on the world market, and a decline in the price of oil and gas could have a significant negative impact on the Russian economy. Political and economic events in Russia may continue to have significant adverse effects on the Russian ruble and on the value and liquidity of the Fund’s investments.

VanEck Russia ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund has qualified as a regulated investment company under the Internal Revenue Code of 1986. However, due to restrictions on the Fund's ability to pay distributions imposed by OFAC, the Fund will be unable, unless such restrictions are lifted, to pay the required distributions of its investment company taxable income and realized capital gains, if any. Regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Unless these restrictions are lifted, the Fund will be unable to meet this requirement and will no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification is likely to result in income tax liability for the Fund and result in economic loss for the shareholders of the Fund.
VanEck Russia ETF | Illiquid Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Illiquid Investments Risk. As a result of the current conditions related to Russian securities and Russian markets, the Fund is unable to dispose of the Russian securities in its portfolio and the Fund's portfolio has become illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices.

VanEck Russia ETF | No Active Trading Market Member
Prospectus [Line Items]
Risk [Text Block]	No Active Trading Market. There is currently no trading market for your shares. It is unlikely that there will be a trading market for your shares. In addition, creations and redemptions of Fund shares have been halted.
VanEck Russia ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers. DUE TO INABILITY TO TRADE RUSSIAN SECURITIES, THE FUND'S ASSETS ARE VALUED USING A FAIR VALUE METHODOLOGY. THE ACTUAL PRICE RECEIVED BY THE FUND FOR ITS ASSETS MAY DIFFER SUBSTANTIALLY FROM THE FAIR VALUE ASSIGNED TO SUCH ASSETS.

VanEck Russia ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund’s stated concentration policy is that the Fund may concentrate its investments in a particular sector or sectors or industry or group of industries to the extent the Russia Index concentrates in a particular sector or sectors or industry or group of industries. However, due to the discontinuation of the Russia Index and ongoing restrictions relating to Russian securities, the Fund will be unable to follow its industry concentration policy.

VanEck Russia ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Russia ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Russia ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds.

VanEck Russia Small-Cap ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Russia Small-Cap ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Russia Small-Cap ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck Russia Small-Cap ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck Russia Small-Cap ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck Russia Small-Cap ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck Russia Small-Cap ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck Russia Small-Cap ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck Russia Small-Cap ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck Russia Small-Cap ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck Russia Small-Cap ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. The Fund may invest in depositary receipts (including American Depositary Receipts and/or Global Depositary Receipts), which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

VanEck Russia Small-Cap ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck Russia Small-Cap ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Russia Small-Cap ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Russia Small-Cap ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Risk. Due to the discontinuation of the Russia Small-Cap Index and ongoing restrictions relating to Russian securities, the Fund’s return will not match the return of the Russia Small-Cap Index.
VanEck Russia Small-Cap ETF | Micro-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Micro-Capitalization Companies Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell those securities.

VanEck Russia Small-Cap ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund may cause the value of its securities to decline.
VanEck Russia Small-Cap ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Companies Risk. Small-capitalization companies may be more volatile and more likely than medium- and large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of medium- and large-capitalization companies.

VanEck Russia Small-Cap ETF | Special Risk Considerations Of Investing In Russian Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Russian Issuers. Investments in securities of Russian issuers, including issuers located outside of Russia that generate significant revenues from Russia, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory or punitive taxation, regional conflict, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the imposition of economic sanctions by other nations, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest.
The securities markets of Russia are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. As a result, securities markets in Russia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry.
Securities markets in Russia are subject to additional risks relating to the settlement, clearing and registration of securities transactions. Additionally, certain investments in Russia may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Moreover, trading on securities markets in Russia may be suspended altogether.
The government in Russia may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Russia. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Russia. Moreover, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. Less information may be available about companies in which the Fund invests because many companies that are tied economically to Russia are not subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies. These factors, among others, make investing in issuers located or operating in Russia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a further decline in the value of the Fund’s Shares.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, import and export restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests.
The Russian government continues to control a large share of economic activity in the region. Political and economic reforms are too recent to establish a definite trend away from centrally planned economics and state-owned industries. The Russian government owns shares in corporations in a range of sectors including banking, energy production and distribution, automotive, transportation and telecommunications. Additionally, because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the price of oil and gas on the world market, and a decline in the price of oil and gas could have a significant negative impact on the Russian economy. Political and economic events in Russia may continue to have significant adverse effects on the Russian ruble and on the value and liquidity of the Fund’s investments.

VanEck Russia Small-Cap ETF | Illiquid Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Illiquid Investments Risk. As a result of the current conditions related to Russian securities and Russian markets, the Fund is unable to dispose of the Russian securities in its portfolio and the Fund's portfolio has become illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices.

VanEck Russia Small-Cap ETF | No Active Trading Market Member
Prospectus [Line Items]
Risk [Text Block]
No Active Trading Market. There is currently no trading market for your shares. It is unlikely that there will be a trading market for your shares. In addition, creations and redemptions of Fund shares have been halted.

VanEck Russia Small-Cap ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers. DUE TO INABILITY TO TRADE RUSSIAN SECURITIES, THE FUND'S ASSETS ARE VALUED USING A FAIR VALUE METHODOLOGY. THE ACTUAL PRICE RECEIVED BY THE FUND FOR ITS ASSETS MAY DIFFER SUBSTANTIALLY FROM THE FAIR VALUE ASSIGNED TO SUCH ASSETS.
VanEck Russia Small-Cap ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund’s stated concentration policy is that the Fund may concentrate its investments in a particular sector or sectors or industry or group of industries to the extent the Russia Small-Cap Index concentrates in a particular sector or sectors or industry or group of industries. However, due to the discontinuation of the Russia Small-Cap Index and ongoing restrictions relating to Russian securities, the Fund will be unable to follow its industry concentration policy.

VanEck Russia Small-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck Russia Small-Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Russia Small-Cap ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck AA-BB CLO ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck AA-BB CLO ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because the Fund’s assets may be invested in securities denominated in foreign currencies, the proceeds received by the Fund from its investments and/or the revenues received by the CLO issuer may be in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck AA-BB CLO ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck AA-BB CLO ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck AA-BB CLO ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck AA-BB CLO ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck AA-BB CLO ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck AA-BB CLO ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck AA-BB CLO ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck AA-BB CLO ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets.
Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or, in the case of “over-the-counter” derivatives, as a result of a counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not achieve the desired correlation with the underlying asset or indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.
Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. A liquid secondary market may not always exist for the Fund’s derivative positions at any time, and the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. The Fund may also face the risk that it may not be able to meet margin and payment requirements to maintain a derivatives position.
Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

VanEck AA-BB CLO ETF | CLO Risk Member
Prospectus [Line Items]
Risk [Text Block]
CLO Risk. The risks of investing in CLO securities include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. However, ratings do not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.

VanEck AA-BB CLO ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Variable- and floating-rate debt obligations (including CLOs and the portfolio of loans underlying the CLOs), as well as fixed-income debt instruments are subject to the following risks:
Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLO securities, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.
Interest Rate Risk. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the CLO to reinvest cash at an inopportune time. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting in delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO investors, including the Fund. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.
Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. A low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions.
Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates may not accurately track market interest rates.
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Ratings provided by NRSROs represent their opinions of the claims-paying ability of the entities rated by them. Such ratings are general and are not absolute standards of quality. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause a decline in the Fund’s income.
Extension Risk. During periods of rising interest rates, certain debt obligations potentially including the portfolio of loans underlying a CLO will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
High Yield Securities Risk. The Fund may invest in CLO debt tranches that are rated below investment grade. Additionally, CLOs may hold below-investment grade securities and certain of the underlying loans in which a CLO may invest may be rated below investment grade. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing.
Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the CLO debt instruments held by the Fund will have floating or variable interest rates.
Valuation Risk. Valuation Risk is the risk that one or more of the debt securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. The tranched structure of certain CLOs may subject them to price volatility and enhanced liquidity and valuation risk in times of market stress.
Privately Issued Securities Risk. CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.
CLO Manager Risk. CLOs are managed by investment advisers independent of the Adviser and the Sub-Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

VanEck AA-BB CLO ETF | Debt Securities Risk, Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLO securities, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

VanEck AA-BB CLO ETF | Debt Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the CLO to reinvest cash at an inopportune time. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting in delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO investors, including the Fund. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.
Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. A low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions.

VanEck AA-BB CLO ETF | Debt Securities Risk, Floating Rate Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates may not accurately track market interest rates.

VanEck AA-BB CLO ETF | Debt Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Ratings provided by NRSROs represent their opinions of the claims-paying ability of the entities rated by them. Such ratings are general and are not absolute standards of quality. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.

VanEck AA-BB CLO ETF | Debt Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause a decline in the Fund’s income.

VanEck AA-BB CLO ETF | Debt Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk. During periods of rising interest rates, certain debt obligations potentially including the portfolio of loans underlying a CLO will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

VanEck AA-BB CLO ETF | Debt Securities Risk, High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. The Fund may invest in CLO debt tranches that are rated below investment grade. Additionally, CLOs may hold below-investment grade securities and certain of the underlying loans in which a CLO may invest may be rated below investment grade. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing.

VanEck AA-BB CLO ETF | Debt Securities Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the CLO debt instruments held by the Fund will have floating or variable interest rates.

VanEck AA-BB CLO ETF | Debt Securities Risk, Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Valuation Risk is the risk that one or more of the debt securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. The tranched structure of certain CLOs may subject them to price volatility and enhanced liquidity and valuation risk in times of market stress.

VanEck AA-BB CLO ETF | Debt Securities Risk, Privately Issued Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Privately Issued Securities Risk. CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

VanEck AA-BB CLO ETF | Debt Securities Risk, Covenant Lite Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]
Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.

VanEck AA-BB CLO ETF | Debt Securities Risk, CLO Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]
CLO Manager Risk. CLOs are managed by investment advisers independent of the Adviser and the Sub-Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

VanEck AA-BB CLO ETF | Investment Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Focus Risk. Because the Fund invests primarily in CLO securities it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLO securities. The Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and/or markets.

VanEck AA-BB CLO ETF | Newly Issued Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Newly Issued Securities Risk. The credit obligations in which the Fund invests may include newly issued securities, or “new issues,” such as initial debt offerings. New issues may have a magnified impact on the performance of the Fund during periods in which it has a small asset base. The impact of new issues on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. New issues may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Certain new issues, such as initial debt offerings, may be volatile in price due to the absence of a prior trading market, limited quantities available for trading and limited information about the issuer. The Fund may hold new issues for a short period of time. This may increase the Fund’s portfolio turnover and may lead to increased expenses for the Fund, such as transaction costs. In addition, new issues can experience an immediate drop in value after issuance if the demand for the securities does not continue to support the offering price.

VanEck AA-BB CLO ETF | Extended Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extended Settlement Risk. Newly issued CLO securities purchased in the primary market typically experience delayed or extended settlement periods, possibly longer than seven days. In the period following such a purchase and prior to settlement these CLO securities may be considered less liquid than similar CLOs available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO security prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.

VanEck AA-BB CLO ETF | Affiliated Fund Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Affiliated Fund Investment Risk. In managing the Fund, the Adviser and/or the Sub-Adviser have the ability to select underlying funds which they believe will achieve the Fund’s investment objective. The Adviser and/or the Sub-Adviser may be subject to potential conflicts of interest in selecting underlying funds because the Adviser and/or the Sub-Adviser may, due to its own financial interest or other business considerations, have an incentive to invest in funds managed by the Adviser and/or the Sub-Adviser or their affiliates rather than investing in funds managed or sponsored by others.

VanEck AA-BB CLO ETF | Management And Capital Preservation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management and Capital Preservation Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide capital preservation and current income, market conditions or implementation of the Fund’s investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive “absolute” returns.

VanEck AA-BB CLO ETF | Currency Management Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Management Strategies Risk. The Fund may use currency forward contracts or futures contracts to hedge certain foreign currency exposure. This strategy is generally used in an attempt to reduce the risk and impact of adverse currency movements to protect the value of, or seek to mitigate the currency exposure associated with, an investment.
Currency management strategies, including the use of forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser anticipates. In addition, currency management strategies, to the extent that such strategies reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the Sub-Adviser’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency or exposed to that currency. Currency markets are generally less regulated than securities markets. Derivatives transactions, especially forward currency contracts, currency-related futures contracts and swap agreements, may involve significant amounts of currency management strategies risk. Because the Fund may utilize these types of instruments, it will be especially subject to currency management strategies risk.

VanEck AA-BB CLO ETF | Seed Investor Risk Member
Prospectus [Line Items]
Risk [Text Block]
Seed Investor Risk. The Adviser and/or its affiliates will make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of the Adviser and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem all or part of their investments in the Fund, particularly after payments from the Adviser and/or its affiliates have ceased. The timing of a redemption by a seed investor could benefit the seed investor. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund including by reducing the Fund’s liquidity, causing the Fund to realize gains that will be distributed and taxable to remaining shareholders and increasing the Fund’s transaction costs. A large redemption may also have a material upward or downward effect on the market price of the Fund’s Shares.

VanEck AA-BB CLO ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck AA-BB CLO ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck AA-BB CLO ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck CLO ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck CLO ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because the Fund’s assets may be invested in securities denominated in foreign currencies, the proceeds received by the Fund from its investments and/or the revenues received by the CLO issuer may be in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck CLO ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck CLO ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck CLO ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck CLO ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck CLO ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck CLO ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck CLO ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck CLO ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets.
Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or, in the case of “over-the-counter” derivatives, as a result of a counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not achieve the desired correlation with the underlying asset or indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.
Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. A liquid secondary market may not always exist for the Fund’s derivative positions at any time, and the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. The Fund may also face the risk that it may not be able to meet margin and payment requirements to maintain a derivatives position.
Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

VanEck CLO ETF | CLO Risk Member
Prospectus [Line Items]
Risk [Text Block]
CLO Risk. The risks of investing in CLO securities include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. However, ratings do not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.

VanEck CLO ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Variable- and floating-rate debt obligations (including CLOs and the portfolio of loans underlying the CLOs), as well as fixed-income debt instruments are subject to the following risks:
Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLO securities, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

VanEck CLO ETF | Debt Securities Risk, Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLO securities, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.

VanEck CLO ETF | Debt Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the CLO to reinvest cash at an inopportune time. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting in delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO investors, including the Fund. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.
Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. A low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions.

VanEck CLO ETF | Debt Securities Risk, Floating Rate Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates may not accurately track market interest rates.

VanEck CLO ETF | Debt Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Ratings provided by NRSROs represent their opinions of the claims-paying ability of the entities rated by them. Such ratings are general and are not absolute standards of quality. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.

VanEck CLO ETF | Debt Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause a decline in the Fund’s income.

VanEck CLO ETF | Debt Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extension Risk. During periods of rising interest rates, certain debt obligations potentially including the portfolio of loans underlying a CLO will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

VanEck CLO ETF | Debt Securities Risk, High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. The Fund may invest in CLO debt tranches that are rated below investment grade. Additionally, CLOs may hold below-investment grade securities and certain of the underlying loans in which a CLO may invest may be rated below investment grade. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing.

VanEck CLO ETF | Debt Securities Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the CLO debt instruments held by the Fund will have floating or variable interest rates.

VanEck CLO ETF | Debt Securities Risk, Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Valuation Risk is the risk that one or more of the debt securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. The tranched structure of certain CLOs may subject them to price volatility and enhanced liquidity and valuation risk in times of market stress.

VanEck CLO ETF | Debt Securities Risk, Privately Issued Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Privately Issued Securities Risk. CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

VanEck CLO ETF | Debt Securities Risk, Covenant Lite Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]
Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.

VanEck CLO ETF | Debt Securities Risk, CLO Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]
CLO Manager Risk. CLOs are managed by investment advisers independent of the Adviser and the Sub-Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

VanEck CLO ETF | Investment Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Focus Risk. Because the Fund invests primarily in CLO securities it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLO securities. The Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and/or markets.

VanEck CLO ETF | Newly Issued Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Newly Issued Securities Risk. The credit obligations in which the Fund invests may include newly issued securities, or “new issues,” such as initial debt offerings. New issues may have a magnified impact on the performance of the Fund during periods in which it has a small asset base. The impact of new issues on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. New issues may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Certain new issues, such as initial debt offerings, may be volatile in price due to the absence of a prior trading market, limited quantities available for trading and limited information about the issuer. The Fund may hold new issues for a short period of time. This may increase the Fund’s portfolio turnover and may lead to increased expenses for the Fund, such as transaction costs. In addition, new issues can experience an immediate drop in value after issuance if the demand for the securities does not continue to support the offering price.

VanEck CLO ETF | Extended Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Extended Settlement Risk. Newly issued CLO securities purchased in the primary market typically experience delayed or extended settlement periods, possibly longer than seven days. In the period following such a purchase and prior to settlement these CLO securities may be considered less liquid than similar CLOs available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO security prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.

VanEck CLO ETF | Affiliated Fund Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Affiliated Fund Investment Risk. In managing the Fund, the Adviser and/or the Sub-Adviser have the ability to select underlying funds which they believe will achieve the Fund’s investment objective. The Adviser and/or the Sub-Adviser may be subject to potential conflicts of interest in selecting underlying funds because the Adviser and/or the Sub-Adviser may, due to its own financial interest or other business considerations, have an incentive to invest in funds managed by the Adviser and/or the Sub-Adviser or their affiliates rather than investing in funds managed or sponsored by others.

VanEck CLO ETF | Management And Capital Preservation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management and Capital Preservation Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide capital preservation and current income, market conditions or implementation of the Fund’s investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive “absolute” returns.

VanEck CLO ETF | Currency Management Strategies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Management Strategies Risk. The Fund may use currency forward contracts or futures contracts to hedge certain foreign currency exposure. This strategy is generally used in an attempt to reduce the risk and impact of adverse currency movements to protect the value of, or seek to mitigate the currency exposure associated with, an investment.
Currency management strategies, including the use of forward currency contracts, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser anticipates. In addition, currency management strategies, to the extent that such strategies reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the Sub-Adviser’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency or exposed to that currency. Currency markets are generally less regulated than securities markets. Derivatives transactions, especially forward currency contracts, currency-related futures contracts and swap agreements, may involve significant amounts of currency management strategies risk. Because the Fund may utilize these types of instruments, it will be especially subject to currency management strategies risk.

VanEck CLO ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck CLO ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck CLO ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck China Bond ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck China Bond ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck China Bond ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck China Bond ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck China Bond ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck China Bond ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck China Bond ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck China Bond ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck China Bond ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck China Bond ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck China Bond ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck China Bond ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.

VanEck China Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck China Bond ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck China Bond ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck China Bond ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck China Bond ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck China Bond ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck China Bond ETF | Special Risk Considerations Of Investing In Chinese Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Chinese Issuers. Investments in securities of Chinese issuers, including issuers outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in U.S securities. These risks include among others (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers, (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) market volatility caused by any potential regional or territorial conflicts or natural or other disasters, and (x) the risk of increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations. Certain securities are, or may in the future become restricted, and the Fund may be forced to sell such securities and incur a loss as a result. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. In addition, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.
The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial adverse effect on the Chinese economy and the Fund’s investments.
The Chinese economy is export-driven and highly reliant on trade, and much of China’s growth in recent years has been the result of focused investments in economic sectors intended to produce goods and services for export purposes. The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency revaluation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States,
Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. International trade tensions involving China and its trading counterparties may arise from time to time which can result in trade tariffs, embargoes, sanctions, investment restrictions, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund.

VanEck China Bond ETF | Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

VanEck China Bond ETF | Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.
The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, the Organization of Petroleum Exporting Countries ("OPEC") policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which the Fund may invest.
Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. Companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets.
Companies in the energy sector may also be adversely affected by changes in exchange rates, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely comprised of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.

VanEck China Bond ETF | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck China Bond ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck China Bond ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck China Bond ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck China Bond ETF | Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck China Bond ETF | Sovereign Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sovereign Bond Risk. Investment in sovereign bonds involves special risks not present in corporate bonds. The governmental authority that controls the repayment of the bond may be unable or unwilling to make interest payments and/or repay the principal on its debt or to otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s net asset value, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of sovereign bonds.

VanEck China Bond ETF | Subordinated Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subordinated Obligations Risk. Payments under some bonds may be structurally subordinated to all existing and future liabilities and obligations of each of the respective subsidiaries and associated companies of an issuer of the bond. Claims of creditors of such subsidiaries and associated companies will have priority as to the assets of such subsidiaries and associated companies over the issuer and its creditors, including the Fund, who seek to enforce the terms of the bond. Certain bonds do not contain any restrictions on the ability of the subsidiaries of the issuers to incur additional unsecured indebtedness.
VanEck China Bond ETF | RMB Bonds Risk Member
Prospectus [Line Items]
Risk [Text Block]
RMB Bonds Risk. Investing in RMB Bonds involves additional risks, including, the fact that the economy of China differs, often unfavorably, from the U.S. economy, including, among other things, currency revaluation, structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; and the risk of increased trade tariffs, embargoes, sanctions, investment restrictions and other trade limitations. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Investment and trading restrictions may make it difficult for non-Chinese investors to directly access securities by Chinese issuers. These restrictions may impact the availability, liquidity and pricing of certain RMB-denominated securities, including RMB Bonds. Additionally, the Chinese government maintains strict currency controls and regularly intervenes in the currency market. The Chinese government’s actions may not be transparent or predictable. As a result, the value of the RMB and the value of RMB Bonds may change quickly and arbitrarily.
Some or all of the sovereign and quasi-sovereign RMB Bonds in which the Fund may invest will be unrated by U.S. credit rating agencies but the issuing government or policy bank are currently rated by U.S. credit rating agencies. This may expose the Fund to risks specific to investing in China as further discussed herein.
The Fund may also encounter difficulties or delays in enforcing its rights against issuers of RMB Bonds that are organized in the PRC and therefore only subject to the laws of the PRC. The interpretation and enforcement of Chinese laws and regulations may be uncertain. With respect to laws pertaining to bankruptcy proceedings, such laws in mainland China are generally less developed than and different from such laws in the United States. Therefore, bankruptcy proceedings can take more time to resolve than similar proceedings in the United States and results can be unpredictable. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

VanEck China Bond ETF | Bond Connect Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bond Connect Risk. Bond Connect is relatively new. Laws, rules, regulations, policies, notices, circulars or guidelines relating to the programs as published or applied by the relevant authorities of the PRC are untested and are subject to change from time to time. There can be no assurance that Bond Connect will not be restricted, suspended or abolished. If such event occurs, the Fund’s ability to invest in the China interbank bond market through Bond Connect will be adversely affected, and if the Fund is unable to adequately access the China interbank bond market through other means, the Fund’s ability to achieve its investment objective will be adversely affected.
The Fund’s investments through Bond Connect are generally subject to mainland China securities laws and listing requirements, among other restrictions. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Bond Connect. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect. Bond Connect is only available on days when markets in both mainland China and Hong Kong are open. As a result, prices of Bond
Connect Securities may fluctuate at times when the Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would otherwise do so.
Under the prevailing PRC regulations, eligible foreign investors who wish to participate in Bond Connect may do so through an offshore custody agent, registration agent or other third parties. These agents would be responsible for making the relevant filings and account opening with the relevant authorities. The Fund is therefore subject to the risk of default or errors on the part of such agents. The Fund may also incur losses due to the acts or omissions of the onshore settlement agent in the process of settling any transactions. As a result, the value of the relevant Fund may be adversely affected.
There is no assurance that Bond Connect trading platforms and operational systems will function properly (in particular, under extreme market conditions) or will continue to be adapted to changes and developments in the market. If relevant systems fail to function properly, trading through Bond Connect may be disrupted, and the Fund’s ability to pursue its investment strategy may therefore be adversely affected. In addition, trading through Bond Connect involves the risk of delays inherent in the order placing and/or settlement.
Bond Connect trades are settled in onshore RMB (“CNY”) and investors must have timely access to a reliable supply of CNY in Hong Kong, which may incur conversion costs and cannot be guaranteed. Moreover, Bond Connect Securities generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.
The Fund’s investments through Bond Connect will be held on behalf of the Fund via a book entry omnibus account in the name of the Central Moneymarkets Unit of Hong Kong maintained with a mainland China-based custodian. The Fund’s ownership interest in investments through Bond Connect will not be reflected directly in book entry with a mainland China-based custodian and will instead only be reflected on the books of its Hong Kong sub-custodian. Therefore, the Fund is subject to the risks regarding the exercise and the enforcement of beneficial ownership rights over such bonds in the courts in China.
“Bond Connect Authorities” refers to the exchanges, trading systems, settlement systems, governmental, regulatory or tax bodies which provide services and/or regulate Bond Connect and activities relating to Bond Connect.

VanEck China Bond ETF | Renminbi Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Renminbi Currency Risk. Emerging markets such as China can experience high rates of inflation, deflation and currency devaluation. The value of the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The income received by the Fund for its investments denominated in RMB will principally be in RMB. The Fund’s exposure to the RMB and changes in value of the RMB versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. The RMB is currently not a freely convertible currency. The Chinese government places strict regulation on the RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. These restrictions may adversely affect the Fund and its investments. The Fund may also be exposed to both offshore RMB (“CNH”) and onshore RMB (CNY). To the extent the Fund carries out conversions between CNH and CNY, investors should note that although CNH and CNY are the same currency, they trade at different rates. Any divergence between CNH and CNY may adversely impact investors and the Fund.

VanEck China Bond ETF | Chinese Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Chinese Banking Industry Risk. The Chinese banking industry is highly regulated and is subject to laws and regulations touching all aspects of the banking business. These regulators are given wide discretion in exercising their authority. The banking regulatory regime in China is currently undergoing significant changes, including changes in laws and regulations, as it moves toward a more transparent regulatory process. Some of these changes may have an adverse impact on the performance of Chinese banks that issue RMB Bonds and may adversely affect their capacity to honor their commitments to the holders of RMB Bonds, which may include the Fund.

VanEck China Bond ETF | PRC Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
PRC Tax Risk. The application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.

VanEck China Bond ETF | Government-Related Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Government-Related Bond Risk. The governmental authority or government-related entity that controls the repayment of the bond may be unable or unwilling to honor its payment obligations. If an issuer of government-related bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. A government-related debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow, the extent of its foreign currency reserves, the availability of sufficient foreign exchange when a payment is due, the relative size of the debt service burden to the economy as a whole, the government-related debtor’s policy toward international lenders, and the political constraints to which the debtor may be subject. During periods of economic uncertainty, the market prices of government-related bonds, and the Fund’s net asset value, may be more volatile than prices of corporate bonds, which may result in losses.

VanEck China Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck China Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
VanEck China Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck ChiNext Innovators ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, less stringent investor protections and disclosure standards, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck ChiNext Innovators ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck ChiNext Innovators ETF | Emerging Market Issuers Risk, Securities Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck ChiNext Innovators ETF | Emerging Market Issuers Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities, could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck ChiNext Innovators ETF | Emerging Market Issuers Risk, Investment And Repatriation Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck ChiNext Innovators ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck ChiNext Innovators ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck ChiNext Innovators ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck ChiNext Innovators ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
Prospectus [Line Items]
Risk [Text Block]
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck ChiNext Innovators ETF | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck ChiNext Innovators ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck ChiNext Innovators ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck ChiNext Innovators ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck ChiNext Innovators ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck ChiNext Innovators ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck ChiNext Innovators ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck ChiNext Innovators ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck ChiNext Innovators ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck ChiNext Innovators ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck ChiNext Innovators ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck ChiNext Innovators ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck ChiNext Innovators ETF | Stock Connect Risk Member
Prospectus [Line Items]
Risk [Text Block]
Stock Connect Risk. The Fund may invest in A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through Stock Connect, or on such other stock exchanges that participate in Stock Connect from time to time or in the future. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily and aggregate market-wide trading volume and market cap quotas that limit the maximum daily net purchases on any particular day by Hong Kong investors (and foreign investors trading through Hong Kong) trading mainland Chinese listed securities and mainland Chinese investors trading Hong Kong listed securities, which may restrict or preclude the Fund’s ability to invest in Stock Connect A-shares. The daily quota is not specific to the Fund and is utilized on a first-come-first-serve basis. As such, buy orders via the Stock Connect Programs could be rejected once the daily quota is exceeded. The daily quota may thereby restrict the Fund's ability to invest through Stock Connect Programs on a timely basis, which could affect the Fund's ability to effectively pursue its investment strategy. The daily quota is also subject to change. It is possible for securities eligible to be purchased via the Stock Connect Program to lose such designation, which could impact the Fund's ability to pursue its investment strategy. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the People's Republic of China ("PRC"), which could pose risks to the Fund. Furthermore, securities purchased via Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited, Hong Kong’s clearing entity, at the China Securities Depository and Clearing Corporation. The Fund’s ownership interest in Stock Connect securities will not be reflected directly in book entry with China Securities Depository and Clearing Corporation and will instead only be reflected on the books of its Hong Kong sub-custodian. The Fund may therefore depend on Hong Kong Securities Clearing Company Limited’s ability or willingness as record-holder of Stock Connect securities to enforce the Fund’s shareholder rights. PRC law did not historically recognize the concept of beneficial ownership; while PRC regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership via Stock Connect, the interpretation of beneficial ownership in the PRC by regulators and courts may continue to evolve. Moreover, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A-shares. Therefore, the Fund’s investments in Stock Connect A-shares are generally subject to PRC securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Stock Connect is only available on days when markets in both the PRC and Hong Kong are open, which may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Additionally, restrictions on the timing of permitted trading activity in A-shares, including the imposition of local holidays in either Hong Kong or Mainland China and restrictions on purchasing and selling the same security on the same day, may subject the Fund to the risk of price fluctuations of A-shares at times when the Fund is unable to add to or exit its position. Since the inception of Stock Connect, foreign investors (including the Fund) investing in A-shares through Stock Connect have been temporarily exempt from the PRC corporate income tax and value-added tax on the gains on disposal of such A-shares. Dividends are subject to PRC corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Aside from these temporary measures, uncertainties in permanent PRC tax rules governing taxation of income and gains from investments in Stock Connect A-shares could result in unexpected tax liabilities for the Fund.
The Stock Connect program is a relatively new program and may be subject to further interpretation and guidance. The effect of the introduction of large numbers of foreign investors on the market for trading Chinese-listed securities is not well understood. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns. The securities regimes and legal systems of China and Hong Kong differ significantly, and issues may arise based on these differences. Any changes in law, regulations and policies applicable to Stock Connect may affect A-share prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.

VanEck ChiNext Innovators ETF | Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Medium-Capitalization Companies Risk. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

VanEck ChiNext Innovators ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio investments, which will result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the investments and on reinvestment in other investments. High portfolio turnover may also result in higher taxes when Fund Shares are held in a taxable account. The effects of high portfolio turnover may adversely affect Fund performance.

VanEck ChiNext Innovators ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. In addition, information technology may face increased government scrutiny and may be subject to adverse government or legal action.
VanEck ChiNext Innovators ETF | PRC Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
PRC Tax Risk. The application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In China Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in China. Investments in securities of Chinese issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets, including the following:
Political and Economic Risk. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the PRC government at various levels, in recent years, the PRC government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in the past 30 years, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.
For more than 30 years, the PRC government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of the PRC. These reforms have resulted in significant economic growth and social progress. There can, however, be no assurance that the PRC government will continue to pursue such economic policies or, if it does, that those policies will continue to be successful. Any such adjustment and modification of those economic policies may have an adverse impact on the securities market in the PRC as well as the underlying securities of the Fund’s Index. Further, the PRC government may from time to time adopt corrective measures to control the growth of the PRC economy which may also have an adverse impact on the capital growth and performance of the Fund.
Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the issuers of the Fund’s A-share investments.
Market volatility caused by potential regional or territorial conflicts or natural or other disasters, may have an adverse impact on the performance of the Fund. For example, any escalation of hostility between Mainland China and Taiwan would likely have a significant adverse impact on the value and liquidity of the Fund’s investments in both Mainland China and elsewhere, causing substantial investment losses for the Fund.
The laws, regulations, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of the A-shares in the Fund’s portfolio.
Since 1949, the PRC has been a socialist state controlled by the Communist party. China has only recently opened up to foreign investment and has only begun to permit private economic activity. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978.
Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth, developing into one of the largest economies in the world. There is no assurance, however, that such growth will be sustained in the future.
The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial adverse effect on the Chinese economy and the Fund’s investments.
The Chinese economy is export-driven and highly reliant on trade, and much of China’s growth in recent years has been the result of focused investments in economic sectors intended to produce goods and services for export purposes. The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency revaluation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. International trade tensions involving China and its trading counterparties may arise from time to time which can result in trade tariffs, embargoes, sanctions, investment restrictions, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund.
Moreover, the current slowdown or any future recessions in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments.
Inflation. Economic growth in China has also historically been accompanied by periods of high inflation. Rising inflation may, in the future, adversely affect the performance of the Chinese economy and the Fund’s investments.
Tax Changes. The Chinese system of taxation is not as well settled as that of the United States. China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law, such as the cessation of tax exemptions in respect of investments in A-shares via Stock Connect, could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund. Should legislation limit U.S. investors’ ability to invest in specific Chinese companies through A-shares or other share class listings that are part of the underlying holdings, these shares may be excluded from Fund holdings. In addition, changes in the Chinese tax system may have retroactive effects.
Nationalization and Expropriation. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without providing any form of compensation. There can be no assurance that the Chinese government will not take similar actions in the future. Accordingly, an investment in the Fund involves a risk of a total loss.
Hong Kong Policy. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. As of July 2020, the Chinese Standing Committee of the National People's Congress enacted the Law of the People's Republic of China on Safeguarding National Security in the Hong Kong Special Administrative Region. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under U.S. law, and there is uncertainty as to how the economy of Hong Kong will be affected. Any further changes in PRC’s policies could adversely affect market conditions and the performance of the Hong Kong economy and, thus, the value of securities in the Fund’s portfolio.
Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio. Furthermore, as demonstrated by Hong Kong protests in recent years over political, economic, and legal freedoms, and the Chinese government's response to them, there continues to exist political uncertainty within Hong Kong.
Chinese Securities Markets. The securities markets in China have a limited operating history and are not as developed as those in the United States. These markets tend to have had greater volatility than markets in the United States and some other countries. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely disclosure of information. During periods of significant market volatility, the Chinese government has, from time to time, intervened in its domestic securities markets to a greater degree than would be typical in more developed markets. Stock markets in China are in the process of change and further development. This may lead to trading volatility, unpredictable trading suspensions, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations. These risks may be more pronounced for the A-share market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control, including trading suspensions, as described in greater detail above.
Available Disclosure About Chinese Companies. Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Chinese issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. Generally Accepted Accounting Principles.
Chinese Corporate and Securities Law. The Fund’s rights with respect to its investments in A-shares through Stock Connect will not be governed by U.S. law, and instead will be governed by Chinese law. China operates under a civil law system, in which court precedent is not binding. Because there is no binding precedent to interpret existing statutes, there is uncertainty regarding the implementation of existing law.
Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and stockholders’ rights often differ from those that may apply in the United States and other countries. Chinese laws providing protection to investors, such as laws regarding the fiduciary duties of officers and directors, are undeveloped and will not provide investors, such as the Fund, with protection in all situations where protection would be provided by comparable law in the United States. China lacks a national set of laws that address all issues that may arise with regard to a foreign investor such as the Fund.
It may therefore be difficult for the Fund to enforce its rights as an investor under Chinese corporate and securities laws, and it may be difficult or impossible for the Fund to obtain a judgment in court. Moreover, as Chinese corporate and securities laws continue to develop, these developments may adversely affect foreign investors, such as the Fund.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In China, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Political and Economic Risk. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the PRC government at various levels, in recent years, the PRC government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in the past 30 years, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.
For more than 30 years, the PRC government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of the PRC. These reforms have resulted in significant economic growth and social progress. There can, however, be no assurance that the PRC government will continue to pursue such economic policies or, if it does, that those policies will continue to be successful. Any such adjustment and modification of those economic policies may have an adverse impact on the securities market in the PRC as well as the underlying securities of the Fund’s Index. Further, the PRC government may from time to time adopt corrective measures to control the growth of the PRC economy which may also have an adverse impact on the capital growth and performance of the Fund.
Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the issuers of the Fund’s A-share investments.
Market volatility caused by potential regional or territorial conflicts or natural or other disasters, may have an adverse impact on the performance of the Fund. For example, any escalation of hostility between Mainland China and Taiwan would likely have a significant adverse impact on the value and liquidity of the Fund’s investments in both Mainland China and elsewhere, causing substantial investment losses for the Fund.
The laws, regulations, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of the A-shares in the Fund’s portfolio.
Since 1949, the PRC has been a socialist state controlled by the Communist party. China has only recently opened up to foreign investment and has only begun to permit private economic activity. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978.
Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth, developing into one of the largest economies in the world. There is no assurance, however, that such growth will be sustained in the future.
The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial adverse effect on the Chinese economy and the Fund’s investments.
The Chinese economy is export-driven and highly reliant on trade, and much of China’s growth in recent years has been the result of focused investments in economic sectors intended to produce goods and services for export purposes. The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency revaluation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. International trade tensions involving China and its trading counterparties may arise from time to time which can result in trade tariffs, embargoes, sanctions, investment restrictions, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund.
Moreover, the current slowdown or any future recessions in other significant economies of the world, such as the United States, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact the Fund’s investments.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In China, Inflation Member
Prospectus [Line Items]
Risk [Text Block]
Inflation. Economic growth in China has also historically been accompanied by periods of high inflation. Rising inflation may, in the future, adversely affect the performance of the Chinese economy and the Fund’s investments.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In China, Tax Changes Member
Prospectus [Line Items]
Risk [Text Block]
Tax Changes. The Chinese system of taxation is not as well settled as that of the United States. China has implemented a number of tax reforms in recent years and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law, such as the cessation of tax exemptions in respect of investments in A-shares via Stock Connect, could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund. Should legislation limit U.S. investors’ ability to invest in specific Chinese companies through A-shares or other share class listings that are part of the underlying holdings, these shares may be excluded from Fund holdings. In addition, changes in the Chinese tax system may have retroactive effects.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In China, Nationalization And Expropriation Member
Prospectus [Line Items]
Risk [Text Block]
Nationalization and Expropriation. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without providing any form of compensation. There can be no assurance that the Chinese government will not take similar actions in the future. Accordingly, an investment in the Fund involves a risk of a total loss.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In China, Hong Kong Policy Member
Prospectus [Line Items]
Risk [Text Block]
Hong Kong Policy. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. As of July 2020, the Chinese Standing Committee of the National People's Congress enacted the Law of the People's Republic of China on Safeguarding National Security in the Hong Kong Special Administrative Region. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under U.S. law, and there is uncertainty as to how the economy of Hong Kong will be affected. Any further changes in PRC’s policies could adversely affect market conditions and the performance of the Hong Kong economy and, thus, the value of securities in the Fund’s portfolio.
Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio. Furthermore, as demonstrated by Hong Kong protests in recent years over political, economic, and legal freedoms, and the Chinese government's response to them, there continues to exist political uncertainty within Hong Kong.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In China, Chinese Securities Markets Member
Prospectus [Line Items]
Risk [Text Block]
Chinese Securities Markets. The securities markets in China have a limited operating history and are not as developed as those in the United States. These markets tend to have had greater volatility than markets in the United States and some other countries. In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the United States. Accordingly, issuers of securities in China are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, stockholder proxy requirements and the requirements mandating timely disclosure of information. During periods of significant market volatility, the Chinese government has, from time to time, intervened in its domestic securities markets to a greater degree than would be typical in more developed markets. Stock markets in China are in the process of change and further development. This may lead to trading volatility, unpredictable trading suspensions, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations. These risks may be more pronounced for the A-share market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control, including trading suspensions, as described in greater detail above.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In China, Available Disclosure About Chinese Companies Member
Prospectus [Line Items]
Risk [Text Block]
Available Disclosure About Chinese Companies. Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Chinese issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. Generally Accepted Accounting Principles.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In China, Chinese Corporate and Securities Law Member
Prospectus [Line Items]
Risk [Text Block]
Chinese Corporate and Securities Law. The Fund’s rights with respect to its investments in A-shares through Stock Connect will not be governed by U.S. law, and instead will be governed by Chinese law. China operates under a civil law system, in which court precedent is not binding. Because there is no binding precedent to interpret existing statutes, there is uncertainty regarding the implementation of existing law.
Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and stockholders’ rights often differ from those that may apply in the United States and other countries. Chinese laws providing protection to investors, such as laws regarding the fiduciary duties of officers and directors, are undeveloped and will not provide investors, such as the Fund, with protection in all situations where protection would be provided by comparable law in the United States. China lacks a national set of laws that address all issues that may arise with regard to a foreign investor such as the Fund.
It may therefore be difficult for the Fund to enforce its rights as an investor under Chinese corporate and securities laws, and it may be difficult or impossible for the Fund to obtain a judgment in court. Moreover, as Chinese corporate and securities laws continue to develop, these developments may adversely affect foreign investors, such as the Fund.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In Chinese-Issued A-shares Member
Prospectus [Line Items]
Risk [Text Block]
Special Risk Considerations of Investing in Chinese-Issued A-shares. The Fund’s investments in A-shares via Stock Connect are limited by the market-wide quotas imposed by Stock Connect. Currently, there are two stock exchanges in mainland China, the Shanghai and Shenzhen Stock Exchanges, and there is one stock exchange in Hong Kong. The Shanghai and Shenzhen Stock Exchanges are supervised by the China Securities Regulatory Commission and are highly automated with trading and settlement executed electronically. The Shanghai and Shenzhen Stock Exchanges are more volatile than the major securities markets in the United States. In comparison to the mainland Chinese securities markets, the securities markets in Hong Kong are relatively well developed and active.
The Shanghai and Shenzhen Stock Exchanges divide listed shares into two classes: A-shares and B-shares. Companies whose shares are traded on the Shanghai and Shenzhen Stock Exchanges that are incorporated in mainland China may issue both A-shares and B-shares. In China, the A-shares and B-shares of an issuer may only trade on one exchange. A-shares and B-shares may both be listed on either the Shanghai or Shenzhen Stock Exchanges. Both classes represent an ownership interest comparable to a share of common stock and all shares are entitled to substantially the same rights and benefits associated with ownership. A-shares are traded on the Shanghai and Shenzhen Stock Exchanges in RMB.
Because restrictions continue to exist and capital therefore cannot flow freely into the A-share market, it is possible that in the event of a market disruption, the liquidity of the A-share market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. The Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A-share market and the short-term and long-term prospects of its investments in the A-share market.
The Chinese government has in the past taken actions that benefited holders of A-shares. As A-shares become more available to foreign investors, such as the Fund, the Chinese government may be less likely to take action that would benefit holders of A-shares.
From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.
Investment and Repatriation Restrictions. Investments by the Fund in A-shares and other Chinese financial instruments regulated by the China Securities Regulatory Commission, including warrants and open- and closed-end investment companies, are subject to governmental pre-approval limitations on the quantity that the Fund may purchase or limits on the classes of securities in which the Fund may invest.
The Chinese government limits foreign investment in the securities of certain Chinese issuers entirely if foreign investment is banned in respect of the industry in which the relevant Chinese issuers are conducting their business. These restrictions or limitations may have adverse effects on the liquidity and performance of the Fund holdings as compared to the performance of its Index. This may increase the risk of tracking error and may adversely affect the Fund’s ability to pursue its investment objective.
Risk of Loss of Favorable U.S. Tax Treatment. The Fund intends to distribute annually all or substantially all of its investment company taxable income and net capital gain. However, if the Fund does not repatriate funds associated with direct investment in A-shares on a timely basis, it may be unable to satisfy the distribution requirements required to qualify for the favorable tax treatment otherwise generally afforded to regulated investment companies under the Internal Revenue Code of 1986. If the Fund fails to qualify for any taxable year as a regulated investment company, the Fund would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level (currently at a 21% U.S. federal tax rate) and, when such income is distributed, to a further tax at the shareholder level to the extent of the Fund’s current or accumulated earnings and profits. In addition, the Fund would not be eligible for a deduction for dividends paid to shareholders. Furthermore, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (any of which could be subject to interest charges) before re-qualifying for taxation as a regulated investment company. See below under “Shareholder Information—Tax Information—Taxes on Distributions” for more information.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In Chinese-Issued A-shares, Investment And Repatriation Restrictions Member
Prospectus [Line Items]
Risk [Text Block]
Investment and Repatriation Restrictions. Investments by the Fund in A-shares and other Chinese financial instruments regulated by the China Securities Regulatory Commission, including warrants and open- and closed-end investment companies, are subject to governmental pre-approval limitations on the quantity that the Fund may purchase or limits on the classes of securities in which the Fund may invest.
The Chinese government limits foreign investment in the securities of certain Chinese issuers entirely if foreign investment is banned in respect of the industry in which the relevant Chinese issuers are conducting their business. These restrictions or limitations may have adverse effects on the liquidity and performance of the Fund holdings as compared to the performance of its Index. This may increase the risk of tracking error and may adversely affect the Fund’s ability to pursue its investment objective.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In Chinese-Issued A-shares, Risk Of Loss Of Favorable U.S. Tax Treatment Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Loss of Favorable U.S. Tax Treatment. The Fund intends to distribute annually all or substantially all of its investment company taxable income and net capital gain. However, if the Fund does not repatriate funds associated with direct investment in A-shares on a timely basis, it may be unable to satisfy the distribution requirements required to qualify for the favorable tax treatment otherwise generally afforded to regulated investment companies under the Internal Revenue Code of 1986. If the Fund fails to qualify for any taxable year as a regulated investment company, the Fund would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level (currently at a 21% U.S. federal tax rate) and, when such income is distributed, to a further tax at the shareholder level to the extent of the Fund’s current or accumulated earnings and profits. In addition, the Fund would not be eligible for a deduction for dividends paid to shareholders. Furthermore, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (any of which could be subject to interest charges) before re-qualifying for taxation as a regulated investment company. See below under “Shareholder Information—Tax Information—Taxes on Distributions” for more information.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In Chinese-Issued A-shares, Tax On Retained Income And Gains Member
Prospectus [Line Items]
Risk [Text Block]
Tax on Retained Income and Gains. To the extent the Fund does not distribute to shareholders all of its investment company taxable income and net capital gain in a given year, it will be required to pay U.S. federal income and excise tax on the retained income and gains, thereby reducing the Fund’s return. The Fund may elect to treat its net capital gain as having been distributed to shareholders. In that case, shareholders of record on the last day of the Fund’s taxable year will be required to include their attributable share of the retained gain in income for the year as a long-term capital gain despite not actually receiving the dividend, and will be entitled to a tax credit or refund (if such shareholders timely file their U.S. federal income tax returns) for the tax deemed paid on their behalf by the Fund as well as an increase in the basis of their shares to reflect the difference between their attributable share of the gain and the related credit or refund.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In Chinese-Issued A-shares, Foreign Exchange Control Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Exchange Control. The Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currency and strictly regulates currency exchange from RMB. These restrictions may adversely affect the Fund and its investments. There may not be sufficient amounts of RMB for the Fund to be fully invested. It should also be noted that the PRC government’s policies on exchange control and repatriation restrictions are subject to change, and any such change may adversely impact the Fund. There can be no assurance that the RMB exchange rate will not fluctuate widely against the U.S. dollar or any other foreign currency in the future. Under exceptional circumstances, payment of redemptions and/or dividend payment in RMB may be delayed due to the exchange controls and restrictions applicable to RMB.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In Chinese-Issued A-shares, Custody Risks Of Investing In A-shares Member
Prospectus [Line Items]
Risk [Text Block]	Custody Risks of Investing in A-shares. Custody arrangements for investments in China are subject to the rules and regulations of the China Securities Regulatory Commission and the People’s Bank of China, which may materially differ from custody arrangements in other jurisdictions. The Fund’s investments in China are subject to the risks of such arrangements, including the risk of a liquidation or bankruptcy by the PRC sub-custodian, which may result in losses to the Fund.
VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In Chinese-Issued A-shares, Foreign Currency Considerations Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Considerations. Emerging markets such as China can experience high rates of inflation, deflation and currency devaluation. The value of the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The Fund invests a significant portion of its assets in investments denominated in RMB and the income received by the Fund will principally be in RMB. The Fund’s exposure to the RMB and changes in value of the RMB versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. The RMB is currently not a freely convertible currency. The value of the RMB is based on a managed floating exchange rate based on market supply and demand with reference to a basket of foreign currencies. The daily trading price of the RMB is allowed to float within a narrow band around the central parity published by the People’s Bank of China. The Chinese government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. These restrictions as well as any accelerated appreciation or depreciation of RMB may adversely affect the Fund and its investments. The Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986 due to currency convertibility. The liquidation of investments, if required, may also have an adverse impact on the Fund’s performance.
Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
RMB can be further categorized into onshore RMB (CNY), which can be traded only in the PRC, and offshore RMB (CNH), which can be traded outside the PRC. CNY and CNH are traded at different exchange rates and their exchange rates may not move in the same direction. The Fund may also be adversely affected by the exchange rates between CNY and CNH. In addition, there may not be sufficient amounts of RMB for the Fund to be fully invested. Moreover, the trading and settlement of RMB-denominated securities are recent developments in Hong Kong and there is no assurance that problems will not be encountered with the systems or that other logistical problems will not arise.
Currently, there is no market in China in which the Fund may engage in hedging transactions to minimize RMB foreign exchange risk, and there can be no guarantee that instruments suitable for hedging currency will be available to the Fund in China at any time in the future. In the event that in the future it becomes possible to hedge RMB currency risk in China, the Fund may seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. In that case, the Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as purchase put or call options on currencies, in China. Currency hedging would involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if they had not been used. The use of currency transactions could result in the Fund’s incurring losses as a result of the imposition of exchange controls, exchange rate regulation, suspension of settlements or the inability to deliver or receive a specified currency.

VanEck ChiNext Innovators ETF | Special Risk Considerations Of Investing In Chinese-Issued A-shares, China-Related Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
China-Related Index Tracking Risk. To the extent the Fund is unable to invest in A-shares or enter into swaps or other derivatives linked to the performance of its Index or securities comprising its Index, it may enter into swaps or other derivatives linked to the performance of other funds that seek to track the performance of its Index. These funds may trade at a premium or discount to net asset value, which may result in additional tracking error for the Fund. Moreover, the ability of the Fund to track its Index may be affected by foreign exchange fluctuations as between the U.S. dollar and the RMB. Additionally, the terms of the swaps require the payment of the U.S. dollar equivalent of the RMB distributions and dividends received, meaning that the Fund is exposed to foreign exchange risk and fluctuations in value between the U.S. dollar and the RMB. The Fund will be required to remit RMB to settle the purchase of A-shares and repatriate RMB to U.S. dollars to settle redemption orders. In the event such remittance is delayed or disrupted, the Fund will not be able to fully replicate the Index by investing in the relevant A-shares, which may lead to increased tracking error, and may need to rely on borrowings to meet redemptions, which may lead to increased expenses. Because the Index is priced in Chinese RMB and the Fund is priced in U.S. dollars, the ability of the Fund to track the Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the RMB. The Fund may underperform the Index when the value of the U.S. dollar increases relative to the value of the RMB.
VanEck ChiNext Innovators ETF | ChiNext Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
ChiNext Market Risk. The Fund may, through the Shenzhen-Hong Kong Stock Connect, access securities listed on the ChiNext market of the Shenzhen Stock Exchange. Listed companies on the ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity and have higher risks and turnover ratios than companies listed on the main board of the Shenzhen Stock Exchange. Securities listed on ChiNext may be overvalued and such exceptionally high valuation may not be sustainable. Stock prices may be more susceptible to manipulation due to fewer circulating shares. It may be more common and faster for companies listed on ChiNext to delist. This may have an adverse impact on the Fund if the companies that it invests in are delisted. Also, the rules and regulations regarding companies listed on ChiNext market are less stringent in terms of profitability and share capital than those on the main board. Investments in the ChiNext market may result in significant losses for the Fund and its investors.

VanEck ChiNext Innovators ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck ChiNext Innovators ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck ChiNext Innovators ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund may become classified as “non-diversified” under the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. If the Fund becomes non-diversified, it may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

VanEck CMCI Commodity Strategy ETF | Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck CMCI Commodity Strategy ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, war or other conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck CMCI Commodity Strategy ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck CMCI Commodity Strategy ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck CMCI Commodity Strategy ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck CMCI Commodity Strategy ETF | Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck CMCI Commodity Strategy ETF | Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck CMCI Commodity Strategy ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck CMCI Commodity Strategy ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets.
Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or, in the case of “over-the-counter” derivatives, as a result of a counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not achieve the desired correlation with the underlying asset or indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.
Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. A liquid secondary market may not always exist for the Fund’s derivative positions at any time, and the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. The Fund may also face the risk that it may not be able to meet margin and payment requirements to maintain a derivatives position.
Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

VanEck CMCI Commodity Strategy ETF | Derivatives Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Counterparty Risk. A loss may be sustained as a result of the failure of another party to a contract (usually referred to as a “counterparty”) to make required payments, fulfill its contractual obligations or otherwise comply with a contract’s terms because of the financial condition of the counterparty (i.e., financial difficulties or insolvency), market activities and developments, the counterparty being unable or unwilling to perform under the contract or other reasons. In a swap agreement, the Fund bears the risk of loss of the amount expected to be received under the agreement in the event of the default or bankruptcy of a counterparty. These risks are heightened and may materially impact the Fund’s ability to achieve its investment objective given that the Fund may enter into swap agreements with one or a limited number of counterparties, and as of the date of this prospectus, UBS was the only available counterparty with which the Fund may enter into such swap contracts on the Index. The Fund may also invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties. The Fund’s use of one or a limited number of counterparties and its investments in commodity-linked structured notes issued by only a limited number of issuers increases the Fund’s exposure to counterparty credit risk. Credit risk refers to the possibility that the counterparty will be unable and/or unwilling to honor its obligations and/or default completely on the derivative transaction. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

VanEck CMCI Commodity Strategy ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. The Adviser is registered as a commodity pool operator under the U.S. Commodity Exchange Act and the rules of the Commodity Futures Trading Commission and is subject to Commodity Futures Trading Commission regulation with respect to the Fund. The Commodity Futures Trading Commission has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of the Adviser’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with Commodity Futures Trading Commission disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable Securities and Exchange Commission requirements. This means that for most of the Commodity Futures Trading Commission’s disclosure and shareholder reporting applicable to the Adviser as the Fund’s commodity pool operator, the Adviser’s compliance with Securities and Exchange Commission disclosure and shareholder reporting will be deemed to fulfill the Adviser’s Commodity Futures Trading Commission compliance obligations. However, as a result of Commodity Futures Trading Commission regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (“CTA”) but relies on an exemption with respect to the Fund from CTA regulations available for a CTA that also serves as the Fund’s commodity pool operator. The Commodity Futures Trading Commission has neither reviewed nor approved the Fund, their investment strategies, or this Prospectus.
VanEck CMCI Commodity Strategy ETF | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck CMCI Commodity Strategy ETF | Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up, but the yield or income from new issuances of debt securities generally decreases. Fluctuations in interest rates may also affect the liquidity of and income generated by debt securities held by the Fund. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck CMCI Commodity Strategy ETF | Debt Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Debt securities with longer durations have higher risk and volatility. For example, if a bond has a duration of five years and interest rates increase by 1%, the bond's price will decline by approximately 5%.

VanEck CMCI Commodity Strategy ETF | Agricultural Commodity Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Agricultural Commodity Sector Risk. The performance of the Fund in part is linked to the daily performance of the spot price of certain agricultural commodities, including corn, soybeans, sugar and wheat. Investments in the agriculture sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each commodity, legislative or regulatory developments relating to food safety, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can affect the demand for agricultural products, and consequently the value of investments in that sector. As a result, the price of an agricultural commodity could decline, which would adversely affect an investment in the Fund if it held that commodity.

VanEck CMCI Commodity Strategy ETF | Commodities And Commodity-Linked Instruments Member
Prospectus [Line Items]
Risk [Text Block]
Commodities and Commodity-Linked Instruments Risk. Commodities include, among other things, energy products, agricultural products, industrial metals, precious metals and livestock. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, geopolitical conflicts and war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject the Fund’s investments to greater volatility than investments in traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Fund’s investments in varying ways, and different factors may cause the values and the volatility of the Fund’s investments to move in inconsistent directions at inconsistent rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

VanEck CMCI Commodity Strategy ETF | Commodities And Commodity-Linked Instruments Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Commodities and Commodity-Linked Instruments Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a regulated investment company may limit the Fund’s use of such derivative instruments.
The Fund may be required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year any net unrealized gains and losses on certain futures contracts and option contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures contracts required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss if held directly by the Fund, but if held by the Subsidiary, as is expected, such gains will be recognized as ordinary income by the Fund to the extent of the Subsidiary’s annual net earnings if any. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts or certain option contracts to the extent of any unrecognized gains on related positions held by the Fund.

VanEck CMCI Commodity Strategy ETF | Energy Commodity Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Commodity Sector Risk. The performance of the Fund in part is linked to the daily performance of the spot price of certain energy-related commodities such as crude oil. The market values of such commodities are strongly affected by the supply of, and demand for, those commodities, as well as, among other factors, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization, world events, technological advances and general economic conditions. Therefore, energy commodities are subject to swift price fluctuations, and investments in such commodities can be cyclical and/or highly volatile. Additionally, significant declines in the price of oil may contribute to significant market volatility, which may materially adversely affect the Fund’s performance.

VanEck CMCI Commodity Strategy ETF | Metals Commodity Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Metals Commodity Sector Risk. The performance of the Fund in part is linked to the daily performance of the spot price of certain industrial and precious metals, including aluminum, copper, gold, silver and zinc. Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, increased competition, environmental or labor costs, restrictions on trade, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal held by the Fund could decline, which would adversely affect the Fund’s performance.

VanEck CMCI Commodity Strategy ETF | Risk Of U.S. Treasury Bills Member
Prospectus [Line Items]
Risk [Text Block]
Risk of U.S. Treasury Bills. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary.

VanEck CMCI Commodity Strategy ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

VanEck CMCI Commodity Strategy ETF | Commodity Regulatory Risk With Respect To Investments In The Subsidiary Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Regulatory Risk (with respect to investments in the Subsidiary). Changes in the laws or regulations of the United States or the Cayman Islands, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund or the Subsidiary. Based on the Fund’s and the Subsidiary’s current investment strategies, the Fund and the Subsidiary are each a “commodity pool” and the Adviser is considered a “commodity pool operator” with respect to the Fund and the Subsidiary under the Commodity Exchange Act. Accordingly, the Fund and the Adviser are subject to dual regulation by the Commodity Futures Trading Commission and the Securities and Exchange Commission. Pursuant to certain Commodity Futures Trading Commission regulations, the Fund and the Adviser have elected to meet the requirements of certain Commodity Futures Trading Commission regulations by complying with specific Securities and Exchange Commission rules and regulations relating to disclosure and reporting requirements. The Commodity Futures Trading Commission could deem the Fund or the Adviser in violation of an applicable Commodity Futures Trading Commission regulation if the Fund or the Adviser failed to comply with a related Securities and Exchange Commission regulatory requirement. In addition, the Fund and the Adviser will remain subject to certain Commodity Futures Trading Commission-mandated disclosure, reporting and recordkeeping regulations with respect to the Fund and the Subsidiary. Compliance with the Commodity Futures Trading Commission regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return. The Commodity Futures Trading Commission and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract. In addition, the Commodity Futures Trading Commission in October 2020 adopted amendments to its position limits rules that establish certain new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and any OTC transactions that are economically equivalent to the 25 specified contracts. The Adviser will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing the Fund, and the limits may constrain the ability of the Fund to use such contracts.
VanEck CMCI Commodity Strategy ETF | Tax Risk With Respect To Investments In The Subsidiary Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk (with respect to investments in the Subsidiary). The Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Internal Revenue Code of 1986. The Internal Revenue Service issued a revenue ruling in December 2005, which concluded that income and gains from certain commodity-linked derivatives are not qualifying income under Subchapter M of the Internal Revenue Code of 1986. As a result, the Fund’s ability to invest directly in commodity-linked futures contracts or swaps or in certain exchange-traded trusts that hold commodities as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments. The Fund expects to invest its assets in the Subsidiary, consistent with applicable law and the advice of counsel, in a manner that should permit the Fund to treat income allocable from the Subsidiary as qualifying income. The U.S. Department of the Treasury has issued regulations that treat a fund’s income inclusion with respect to an investment in a non-U.S. company generating investment income as qualifying income if there is a current-year distribution out of the earnings and profits of the non-U.S. company that are attributable to such income inclusion or if the income from the Subsidiary is related to the Fund's business of investing. The Fund intends to treat its income from the Subsidiary as qualifying income. There can be no assurance that the Internal Revenue Service will not change its position with respect to some or all of these issues or if the Internal Revenue Service did so, that a court would not sustain the Internal Revenue Service’s position. Furthermore, the tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, future Internal Revenue Service guidance or Treasury regulations.

VanEck CMCI Commodity Strategy ETF | Gap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Gap Risk. The Fund and the Subsidiary are subject to the risk that a commodity price will fluctuate even during periods when there is no trading. Usually, such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

VanEck CMCI Commodity Strategy ETF | Commodity Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Commodity Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. The Fund's inability to replicate the returns of the hypothetical fixed income portfolio component of the Index and/or transaction costs, including brokerage costs, may decrease the Fund’s net asset value.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index provider, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck CMCI Commodity Strategy ETF | Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.
VanEck CMCI Commodity Strategy ETF | Commodity Index-Related Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to those types of commodities in a particular sector or sectors or industry or group of industries. Many or all of the commodities in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund.
VanEck CMCI Commodity Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
VanEck CMCI Commodity Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck CMCI Commodity Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.